 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

 (Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

 (Address of principal executive offices) (Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 through June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Reports to Stockholders.

Manning & Napier Fund, Inc.

Real Estate Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/21	ENDING ACCOUNT VALUE 6/30/21	EXPENSES PAID DURING PERIOD* 1/1/21 - 6/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,191.70	$5.98	1.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,193.60	$4.62	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class W
Actual	$1,000.00	$1,198.10	$0.55	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,195.00	$3.81	0.70%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

Real Estate Series

Portfolio Composition as of June 30, 2021

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

Top Ten Stock Holdings[2]
Equinix, Inc.	9.9%	Mid-America Apartment Communities, Inc.	3.7%
Prologis, Inc.	9.6%	Switch, Inc. - Class A	3.2%
Public Storage	4.4%	SBA Communications Corp.	3.1%
Invitation Homes, Inc.	4.3%	American Homes 4 Rent - Class A	3.1%
Sun Communities, Inc.	3.8%	Digital Realty Trust, Inc.	3.0%

2As a percentage of total investments.

 2

Real Estate Series

Investment Portfolio - June 30, 2021

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS - 99.2%

Communication Services - 0.9%
Integrated Telecommunication Services- 0.9%
Radius Global Infrastructure, Inc. - Class A*	204,443	$2,964,424
Consumer Discretionary - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Hilton Worldwide Holdings, Inc.*	29,167	3,518,124
Information Technology - 3.2%
Internet Services & Infrastructure - 3.2%
Switch, Inc. - Class A	490,244	10,349,051
Real Estate - 94.0%
REITS - Health Care - 7.4%
CareTrust REIT, Inc.	106,045	2,463,425
Community Healthcare Trust, Inc.	102,696	4,873,952
Healthcare Trust of America, Inc. - Class A	142,528	3,805,498
Healthpeak Properties, Inc.	153,085	5,096,200
Ventas, Inc.	56,277	3,213,417
Welltower, Inc.	57,042	4,740,190
		24,192,682
REITS - Hotel & Resort - 1.1%
Apple Hospitality REIT, Inc.	242,019	3,693,210
REITS - Industrial - 18.7%
Americold Realty Trust	124,569	4,714,937
Duke Realty Corp.	172,381	8,162,240
First Industrial Realty Trust, Inc.	60,853	3,178,352
Innovative Industrial Properties, Inc.	7,550	1,442,201
Prologis, Inc.	263,344	31,477,508
Rexford Industrial Realty, Inc.	126,957	7,230,201
Terreno Realty Corp.	74,167	4,785,255
		60,990,694
REITS - Office - 7.4%
Brandywine Realty Trust	283,017	3,880,163
Cousins Properties, Inc.	238,215	8,761,548
Douglas Emmett, Inc.	103,351	3,474,661
Hibernia REIT plc (Ireland)	1,606,740	2,362,438
Kilroy Realty Corp.	80,507	5,606,507
		24,085,317
REITS - Residential - 28.6%
American Campus Communities, Inc.	81,528	3,808,988
American Homes 4 Rent - Class A	256,695	9,972,601
AvalonBay Communities, Inc.	34,619	7,224,639
Camden Property Trust	40,710	5,400,996
Equity LifeStyle Properties, Inc.	109,992	8,173,506
Essex Property Trust, Inc.	24,306	7,292,043
Flagship Communities REIT	212,424	3,759,905
Invitation Homes, Inc.	378,618	14,118,665
Mid-America Apartment Communities, Inc.	71,632	12,064,261
NexPoint Residential Trust, Inc.	45,070	2,477,949
Sun Communities, Inc.	72,496	12,425,814

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)

Real Estate (continued)
REITS - Residential (continued)
UDR, Inc.	136,751	$6,698,064
		93,417,431
REITS - Retail - 3.1%
Agree Realty Corp.	59,525	4,195,917
Getty Realty Corp.	124,960	3,892,504
Realty Income Corp.	31,669	2,113,589
		10,202,010
REITS - Specialized - 27.7%
American Tower Corp.	24,171	6,529,554
Crown Castle International Corp.	13,092	2,554,249
Digital Realty Trust, Inc.	65,768	9,895,453
Equinix, Inc.	40,375	32,404,975
Extra Space Storage, Inc.	42,090	6,895,184
Lamar Advertising Co. - Class A	24,550	2,563,511
Life Storage, Inc.	51,146	5,490,523
Public Storage.	47,324	14,229,854
SBA Communications Corp.	31,772	10,125,736
		90,689,039
Total Real Estate		307,270,383
TOTAL COMMON STOCKS
(Identified Cost $243,399,842)		324,101,982

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $2,104,292)	2,104,292	2,104,292

TOTAL INVESTMENTS - 99.8%
(Identified Cost $245,504,134)		326,206,274
OTHER ASSETS, LESS LIABILITIES - 0.2%		581,293
NET ASSETS - 100%		$326,787,567

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

 3

Real Estate Series

Investment Portfolio - June 30, 2021

(unaudited)

*Non-income producing security.

1Rate shown is the current yield as of June 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 4

Real Estate Series

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $245,504,134) (Note 2)	$326,206,274
Dividends receivable	634,360
Receivable for fund shares sold	178,696
Foreign tax reclaims receivable	4,610
Prepaid and other expenses	34,683

TOTAL ASSETS	327,058,623

LIABILITIES:

Accrued management fees (Note 3)	39,947
Accrued fund accounting and administration fees (Note 3)	28,739
Accrued sub-transfer agent fees (Note 3)	25,023
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	8,873
Accrued Chief Compliance Officer service fees (Note 3).	1,451
Payable for fund shares repurchased	104,524
Audit fees payable	29,143
Accrued printing and postage fees payable	20,848
Other payables and accrued expenses	12,508

TOTAL LIABILITIES	271,056

TOTAL NET ASSETS	$326,787,567

NET ASSETS CONSIST OF:

Capital stock	$219,219
Additional paid-in-capital	237,290,153
Total distributable earnings (loss)	89,278,195

TOTAL NET ASSETS	$326,787,567

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($42,233,737/2,375,926 shares)	$17.78

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($38,026,593/5,661,389 shares)	$6.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($245,846,438/13,783,495 shares)	$17.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($680,799/101,078 shares)	$6.74

The accompanying notes are an integral part of the financial statements.

 5

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $12,706)	$3,818,244

EXPENSES:

Management fees (Note 3)	893,956
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	48,410
Sub-transfer agent fees (Note 3)	48,177
Fund accounting and administration fees (Note 3)	41,051
Directors’ fees (Note 3)	17,047
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	6,557
Recoupment of past waived and/or reimbursed fees	911
Miscellaneous	111,322

Total Expenses	1,170,413
Less reduction of expenses (Note 3)	(701,734)

Net Expenses	468,679

NET INVESTMENT INCOME	3,349,565

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	11,988,147
Foreign currency and translation of other assets and liabilities	39

11,988,186
Net change in unrealized appreciation (depreciation) on-
Investments	39,022,907
Foreign currency and translation of other assets and liabilities	(1,092)
Net change in unrealized appreciation (depreciation) on-
39,021,815
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	51,010,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,359,566

The accompanying notes are an integral part of the financial statements.

 6

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)	FOR THE YEAR ENDED 12/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,349,565	$4,815,586
Net realized gain (loss) on investments and foreign currency	11,988,186	(6,364,299)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	39,021,815	(17,858,681)

Net increase (decrease) from operations	54,359,566	(19,407,394)

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	—	(827,914)
Class I	—	(1,966,961)
Class W	—	(6,148,808)
Class Z	—	(33,883)
From return of capital (Class S)	—	(94,621)
From return of capital (Class I)	—	(262,791)
From return of capital (Class W)	—	(952,851)
From return of capital (Class Z)	—	(4,609)

Total distributions to shareholders	—	(10,292,438)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(11,542,089)	11,810,090

Net increase (decrease) in net assets	42,817,477	(17,889,742)

NET ASSETS:

Beginning of period	283,970,090	301,859,832

End of period	$326,787,567	$283,970,090

The accompanying notes are an integral part of the financial statements.

 7

Real Estate Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/21 (UNAUDITED)		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.92		$16.31	$13.09	$14.93	$14.48	$14.15
Income (loss) from investment operations:
Net investment income[1]	0.12		0.12[2]	0.15	0.26	0.24	0.22
Net realized and unrealized gain (loss) on investments	2.74		(1.15)	3.65	(1.24)	1.02	0.88
Total from investment operations	2.86		(1.03)	3.80	(0.98)	1.26	1.10
Less distributions to shareholders:
From net investment income	—		(0.13)	(0.16)	(0.21)	(0.25)	(0.27)
From net realized gain on investments	—		(0.19)	(0.42)	(0.63)	(0.56)	(0.50)
From return of capital	—		(0.04)	—	(0.02)	—	—
Total distributions to shareholders	—		(0.36)	(0.58)	(0.86)	(0.81)	(0.77)

Net asset value - End of period	$17.78		$14.92	$16.31	$13.09	$14.93	$14.48
Net assets - End of period (000’s omitted)	$42,234		$37,762	$59,923	$214,722	$271,496	$278,322
Total return[3]	19.17%		(6.27% )	29.14% [4]	(6.73% )	8.66%	7.91%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.10%	[5]	1.10%	1.11%	1.11%	1.10%	1.09%
Net investment income	1.46%	[5]	0.81% [2]	1.02%	1.82%	1.58%	1.47%
Series portfolio turnover	16%		69%	24%	44%	42%	46%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%		0.03%	0.00% [6]	N/A	0.00% [6]	N/A

1Calculated based on average shares outstanding during the periods.

2Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.11 and the net investment income ratio would have been 0.72%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 29.06%.

5Annualized.

6Less than 0.01%

The accompanying notes are an integral part of the financial statements.

 8

Real Estate Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/21 (UNAUDITED)		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.63		$6.44	$5.50	$6.81	$7.03	$7.26
Income (loss) from investment operations:
Net investment income[1]	0.05		0.06 [2]	0.11	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	1.04		(0.45)	1.49	(0.55)	0.49	0.47
Total from investment operations	1.09		(0.39)	1.60	(0.41)	0.63	0.58
Less distributions to shareholders:
From net investment income	—		(0.18)	(0.24)	(0.24)	(0.29)	(0.31)
From net realized gain on investments	—		(0.19)	(0.42)	(0.63)	(0.56)	(0.50)
From return of capital	—		(0.05)	—	(0.03)	—	—
Total distributions to shareholders	—		(0.42)	(0.66)	(0.90)	(0.85)	(0.81)

Net asset value - End of period	$6.72		$5.63	$6.44	$5.50	$6.81	$7.03
Net assets - End of period (000’s omitted)	$38,027		$30,787	$50,025	$50,111	$47,074	$26,300
Total return[3]	19.36%		(5.96% )	29.31%	(6.41% )	8.85%	8.17%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%	[4,5]	0.85%	0.84%	0.86%	0.85%	0.84%
Net investment income	1.71%	[4]	1.02% [2]	1.62%	2.12%	1.95%	1.50%
Series portfolio turnover	16%		69%	24%	44%	42%	46%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		0.01%	N/A	N/A	0.00% [6]	N/A

1Calculated based on average shares outstanding during the periods.

2Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.05 and the net investment income ratio would have been 0.93%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

6Less than 0.01%

The accompanying notes are an integral part of the financial statements.

 9

Real Estate Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		FOR THE YEAR ENDED 12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.89		$16.27	$14.76
Income (loss) from investment operations:
Net investment income[2]	0.20		0.33 [3]	0.35
Net realized and unrealized gain (loss) on investments	2.75		(1.20)	1.91
Total from investment operations	2.95		(0.87)	2.26
Less distributions to shareholders:
From net investment income	—		(0.25)	(0.33)
From net realized gain on investments	—		(0.19)	(0.42)
From return of capital	—		(0.07)	—
Total distributions to shareholders	—		(0.51)	(0.75)

Net asset value - End of period	$17.84		$14.89	$16.27
Net assets - End of period (000’s omitted)	$245,846		$214,871	$191,373
Total return[4]	19.81%		(5.33% )	15.43%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[6]	0.10%	0.10%	[6]
Net investment income	2.46%	[6]	2.27% [3]	2.58%	[6]
Series portfolio turnover	16%		69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.62%	[6]	0.64%	0.62%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.31 and the net investment income ratio would have been 2.14%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 15.36%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

 10

Real Estate Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		FOR THE YEAR ENDED 12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.64		$6.46	$6.21
Income (loss) from investment operations:
Net investment income[2]	0.06		0.09 [3]	0.08
Net realized and unrealized gain (loss) on investments	1.04		(0.48)	0.84
Total from investment operations	1.10		(0.39)	0.92
Less distributions to shareholders:
From net investment income	—		(0.19)	(0.25)
From net realized gain on investments	—		(0.19)	(0.42)
From return of capital	—		(0.05)	—
Total distributions to shareholders	—		(0.43)	(0.67)

Net asset value - End of period	$6.74		$5.64	$6.46
Net assets - End of period (000’s omitted)	$681		$549	$539
Total return[4]	19.50%		(5.96% )	14.98%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[6]	0.70%	0.70%	[6]
Net investment income	1.87%	[6]	1.51% [3]	1.42%	[6]
Series portfolio turnover	16%		69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%	[6]	0.04%	0.02%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.08 and the net investment income ratio would have been 1.39%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 14.62%

6Annualized.

The accompanying notes are an integral part of the financial statements.

 11

Real Estate Series

Notes to Financial Statements

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Real Estate Series Class I common stock, Real Estate Series Class S common stock and Real Estate Series Class Z common stock and 75 million have been designated as Real Estate Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities

 12

Real Estate Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,964,424	$2,964,424	$—	$—
Consumer Discretionary	3,518,124	3,518,124	—	—
Information Technology	10,349,051	10,349,051	—	—
Real Estate*	307,270,383	304,907,945	2,362,438	—
Short-Term Investment	2,104,292	2,104,292	—	—
Total assets	$326,206,274	$323,843,836	$2,362,438	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2020 or June 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

 13

Real Estate Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2017 through December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 14

Real Estate Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2021, the sub-transfer agency expenses incurred by Class S and Class I were $27,572 and $20,605, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

 15

Real Estate Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived $676,574 in management fees for Class W for the six months ended June 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $2,420, $22,679 and $61 for Class S, Class W and Class Z, respectively, for the six months ended June 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	Total
Class S	$6,660	$12,058	$2,420	$21,138
Class I	–	1,451	–	1,451
Class W	32,160	67,990	22,679	122,829
Class Z	382	190	61	633

For the six months ended June 30, 2021, the Advisor recouped $911 that have been previously waived or reimbursed for Class I.

4.	Purchases and Sales of Securities

For the year ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $48,220,780 and $57,787,628, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	217,868	$3,524,756	497,285	$7,097,568
Reinvested	—	—	60,668	894,249
Repurchased	(373,555)	(5,940,501)	(1,701,388)	(23,099,433)
Total	(155,687)	$(2,415,745)	(1,143,435)	$(15,107,616)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,098,556	$6,808,848	2,278,198	$13,092,128
Reinvested	—	—	355,681	1,977,588
Repurchased	(906,214)	(5,496,523)	(4,926,892)	(26,342,003)
Total	192,342	$1,312,325	(2,293,013)	$(11,272,287)

 16

Real Estate Series

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	341,651	$5,409,341	4,172,038	$59,888,503
Reinvested	—	—	459,235	6,755,357
Repurchased	(985,561)	(15,870,197)	(1,966,099)	(28,531,311)
Total	(643,910)	$(10,460,856)	2,665,174	$38,112,549

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,321	$38,613	21,301	$122,725
Reinvested	—	—	6,859	38,206
Repurchased	(2,651)	(16,426)	(14,322)	(83,487)
Total	3,670	$22,187	13,838	$77,444

Approximately 75% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended June 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2021.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

 17

Real Estate Series

Notes to Financial Statements (continued)

9.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2020 were as follows:

Ordinary income	$5,358,439
Long-term capital gains	$3,619,127
Return of capital	$1,314,872

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$244,759,918
Unrealized appreciation	81,818,721
Unrealized depreciation	(372,365)
Net unrealized appreciation	$81,446,356

At December 31, 2020, the Series had net short-term capital loss carryforwards of $5,901,383 which may be carried forward indefinitely.

11.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

 18

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-06/21-SAR

 19

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Diversified Tax Exempt Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/21	ENDING ACCOUNT VALUE 6/30/21	EXPENSES PAID DURING PERIOD* 1/1/21 - 6/30/21	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$1,003.90	$3.33	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Class W
Actual	$1,000.00	$1,006.60	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85	0.17%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2021
(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

Top Ten States[2]
New York	18.9%	Pennsylvania	7.7%
Texas	8.9%	Ohio	6.9%
District of Columbia	8.4%	Colorado	3.4%
Illinois	8.1%	Arizona	3.1%
Florida	7.7%	New Jersey	3.0%

2As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

MUNICIPAL BONDS - 96.7%
ALABAMA - 1.0%
Cullman Utilities Board Water
Division, Revenue Bond, AGM,
4.000%, 9/1/2025	1,000,000	$1,137,630
ALASKA - 2.2%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue
Bond, 5.000%, 12/1/2025	750,000	894,503
Electric Light & Power Impt., Revenue
Bond, 5.000%, 12/1/2030	875,000	1,165,579
Prerefunded Balance, Series 2,
Revenue Bond, 5.000%, 9/1/2022	500,000	515,959
		2,576,041
ARIZONA - 3.1%
Mesa
Multiple Utility Impt., Revenue Bond,
5.000%, 7/1/2023	1,050,000	1,150,653
Multiple Utility Impt., Revenue Bond,
5.000%, 7/1/2024	1,200,000	1,368,624
Scottsdale, Water & Sewer, Revenue
Bond, 5.250%, 7/1/2022	1,130,000	1,187,992
		3,707,269
COLORADO - 3.3%
Aurora Water, Green Bond, Revenue
Bond, 4.000%, 8/1/2046	2,000,000	2,249,120
E-470 Public Highway Authority,
Senior Lien, Series A, Revenue Bond,
5.000%, 9/1/2026	1,000,000	1,214,370
Garfield Pitkin & Eagle Counties
School District No. 1 Roaring Fork,
Prerefunded Balance, G.O. Bond,
5.000%, 12/15/2024	500,000	511,085
		3,974,575
DISTRICT OF COLUMBIA - 8.3%
District of Columbia
Public Impt., Series A, G.O. Bond,
5.000%, 6/1/2022	1,385,000	1,446,854
Public Impt., Series A, G.O. Bond,
4.000%, 10/15/2044	2,750,000	3,240,793
Public Impt., Series D, G.O. Bond,
5.000%, 6/1/2022	1,250,000	1,305,825
Series A, Revenue Bond, 5.000%,
12/1/2021	515,000	525,439
District of Columbia Water & Sewer
Authority
Series C, Revenue Bond, 5.000%,
10/1/20222	1,000,000	1,060,800
Sewer Impt., Series A, Revenue Bond,
4.000%, 10/1/2049	2,000,000	2,372,080
		9,951,791
FLORIDA - 7.7%
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%,
7/1/2024	500,000	569,135
	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Central Florida Expressway Authority
(continued)
Senior Lien, Revenue Bond, 5.000%,
7/1/2027	500,000	$623,225
Senior Lien, Revenue Bond, 5.000%,
7/1/2038	530,000	649,070
Florida State, Series B, G.O. Bond,
5.000%, 6/1/2024	930,000	1,057,596
JEA Electric System, Series A,
Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,260,480
Lee County, Water & Sewer, Series B,
Revenue Bond, 5.000%, 10/1/2021	750,000	759,060
Orlando Utilities Commission, Series
B, Revenue Bond, 5.000%, 10/1/2021	800,000	809,688
Port St. Lucie Utility System, Water
Utility Impt., Revenue Bond, NATL,
5.250%, 9/1/2023	500,000	553,275
Tampa-Hillsborough County Expressway
Authority
Highway Impt., Series A, Revenue
Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,273,330
Highway Impt., Series A, Revenue
Bond, BAM, 5.000%, 7/1/2035	1,250,000	1,619,712
		9,174,571
ILLINOIS - 8.1%
Aurora, Waterworks & Sewerage
Series B, Revenue Bond, 3.000%,
12/1/2022	500,000	519,640
Series B, Revenue Bond, 3.000%,
12/1/2023	625,000	663,212
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%,
2/1/2025	2,000,000	2,313,060
Series A, Revenue Bond, 5.000%,
2/1/2026	730,000	862,356
Illinois State, Public Impt., Series A,
G.O. Bond, 5.000%, 11/1/2024	1,800,000	2,058,174
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue
Bond, 5.000%, 1/1/2038	1,050,000	1,256,525
Series B, Revenue Bond, 5.000%,
1/1/2031	1,500,000	1,967,010
		9,639,977
IOWA - 2.3%
Cedar Falls, Electric Utility, Revenue
Bond, 5.000%, 12/1/2023	2,000,000	2,226,920
Johnston, Public Impt., Series A, G.O.
Bond, 5.000%, 6/1/2023	520,000	567,700
		2,794,620
KENTUCKY - 1.3%
Kentucky Municipal Power Agency,
Series A, Revenue Bond, NATL,
5.000%, 9/1/2024	1,355,000	1,540,296

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

MUNICIPAL BONDS (continued)
LOUISIANA - 1.0%
New Orleans
Sewer Impt., Revenue Bond, 5.000%,
6/1/2023	300,000	$325,647
Sewer Impt., Series B, Revenue Bond,
5.000%, 6/1/2027	500,000	608,620
Shreveport, Water & Sewer, Series
B, Revenue Bond, AGM, 3.000%,
12/1/2022	300,000	310,959
		1,245,226
MAINE - 1.1%
Maine Municipal Bond Bank, Various
Purposes Impt., Series E, Revenue
Bond, 4.000%, 11/1/2021	570,000	577,325
Maine Turnpike Authority, Highway
Impt., Revenue Bond, 5.000%,
7/1/2033	550,000	724,966
		1,302,291
MARYLAND - 2.6%
Baltimore, Sewer Impt., Series A,
Revenue Bond, 4.000%, 7/1/2044	2,000,000	2,359,480
Baltimore County, G.O. Bond, 5.000%,
3/1/2023	665,000	718,858
		3,078,338
MASSACHUSETTS - 0.4%
Massachusetts, Series B, G.O. Bond,
5.000%, 7/1/2024	410,000	467,880

MISSOURI - 2.2%
Kansas City, Sanitary Sewer System,
Sewer Impt., Series A, Revenue Bond,
4.000%, 1/1/2025	750,000	840,705
Missouri Joint Municipal Electric Utility
Commission, Prairie Street Project,
Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,724,698
		2,565,403
NEBRASKA - 1.3%
Nebraska Public Power District, Series
B, Revenue Bond, 5.000%, 1/1/2030	640,000	817,875
Omaha, Public Impt., Series A, G.O.
Bond, 2.500%, 1/15/2023	760,000	787,383
		1,605,258
NEW JERSEY - 3.0%
New Jersey Economic Development
Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	881,188
School Impt., Revenue Bond, 5.000%,
6/15/2029	750,000	958,215
New Jersey Transportation Trust Fund
Authority, Transit Impt., Series AA,
Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,689,277
		3,528,680
	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

MUNICIPAL BONDS (continued)
NEW MEXICO - 1.1%
Albuquerque Bernalillo County Water
Utility Authority, Water Utility Impt.,
Revenue Bond, 5.000%, 7/1/2022	1,250,000	$1,310,650
NEW YORK - 18.8%
Metropolitan Transportation Authority,
Transit Impt., Green Bond, Series C-1,
Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,459,880
New York City
Public Impt., Subseries D1, G.O.
Bond, 4.000%, 12/1/2042	1,255,000	1,466,141
Public Impt., Subseries F-3, G.O.
Bond, 5.000%, 12/1/2024	825,000	954,550
Series J, G.O. Bond, 5.000%, 8/1/2023.	950,000	1,044,687
New York City Transitional Finance
Authority, Building Aid, Series S-4A,
Revenue Bond, 5.000%, 7/15/2023	645,000	708,249
New York City Water & Sewer
System, Series EE, Revenue Bond,
5.000%, 6/15/2040	3,500,000	4,358,060
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond,
5.000%, 3/15/2023	2,000,000	2,164,980
School Impt., Series E, Revenue
Bond, AGM, 5.000%, 10/1/2025	860,000	950,171
New York State Thruway Authority,
Series B, Revenue Bond, 4.000%,
1/1/2038	2,390,000	2,830,142
New York State Urban Development
Corp., Highway Impt., Series C,
Revenue Bond, 5.000%, 3/15/2024	765,000	826,873
Port Authority of New York & New
Jersey, Airport & Marina Impt.,
Consolidated Series 222, Revenue
Bond, 5.000%, 7/15/2032	1,185,000	1,571,748
Triborough Bridge & Tunnel Authority,
Series A, Revenue Bond, 5.000%,
11/15/2023	2,805,000	3,035,487
		22,370,968
NORTH CAROLINA - 1.9%
Charlotte, Series A, G.O. Bond, 5.000%,
8/1/2022	615,000	647,448
North Carolina Turnpike Authority,
Highway Impt., Revenue Bond,
5.000%, 2/1/2024	1,500,000	1,677,915
		2,325,363
OHIO - 6.9%
Brecksville-Broadview Heights
City School District, School Impt.,
Prerefunded Balance, G.O. Bond,
5.000%, 12/1/2048	1,000,000	1,115,520
Hamilton Wastewater System, Sewer
Impt., Revenue Bond, BAM, 4.000%,
10/1/2041	1,235,000	1,416,854

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

MUNICIPAL BONDS (continued)
OHIO (continued)
Mason
Recreational Facility Impt., Series A,
G.O. Bond, 3.000%, 12/1/2023	595,000	$632,860
Recreational Facility Impt., Series B,
G.O. Bond, 2.000%, 12/1/2023	680,000	706,105
Mentor, G.O. Bond, 5.000%, 12/1/2021	810,000	826,038
Middletown City School District,
School Impt., Prerefunded Balance,
G.O. Bond, 5.250%, 12/1/2040	1,000,000	1,072,150
Northeast Ohio Regional Sewer
District, Sewer Impt., Revenue Bond,
4.000%, 11/15/2043	1,565,000	1,820,549
Toledo Water System, Water Utility
Impt., Series A, Revenue Bond,
5.000%, 11/15/2022	610,000	620,955
		8,211,031
OREGON - 1.3%
Metro, Recreational Facility Impt., Series
A, G.O. Bond, 5.000%, 6/1/2023	825,000	861,869
Oregon State, Public Impt., Series K,
G.O. Bond, 5.000%, 8/1/2023	575,000	632,690
		1,494,559
PENNSYLVANIA - 7.6%
Montgomery County, Series C, G.O.
Bond, 5.000%, 9/1/2024	1,155,000	1,325,512
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2029	750,000	978,608
Highway Impt., Series A, Revenue
Bond, 5.000%, 12/1/2030	850,000	1,107,788
Highway Impt., Series A-1, Revenue
Bond, 5.000%, 12/1/2023	1,200,000	1,337,700
Series A-2, Revenue Bond, 5.000%,
6/1/2028	590,000	708,755
Philadelphia, Water & Wastewater,
Water Utility Impt., Series A, Revenue
Bond, 5.000%, 11/1/2040	2,450,000	3,206,609
Pittsburgh Water & Sewer Authority,
Series B, Revenue Bond, AGM,
5.000%, 9/1/2032	300,000	399,060
		9,064,032
TENNESSEE - 1.3%
Knoxville Electric System Revenue
Series FF, Revenue Bond, 5.000%,
7/1/2023	800,000	838,408
Series FF, Revenue Bond, 5.000%,
7/1/2025	705,000	738,043
		1,576,451
TEXAS - 8.9%
Austin Electric Utility, Series A,
Revenue Bond, 5.000%, 11/15/2022	500,000	533,275
Central Texas Turnpike System, Series
C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,668,127
	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County, Senior Lien, Toll Road
Impt., Series B, Revenue Bond,
5.000%, 8/15/2023	600,000	$661,668
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%,
1/1/2026	500,000	558,175
Series A, Revenue Bond, 5.000%,
1/1/2027	2,000,000	2,381,320
Series B, Revenue Bond, 5.000%,
1/1/2029	925,000	1,191,557
San Antonio Electric & Gas
Junior Lien, Revenue Bond, 4.000%,
2/1/2038	1,000,000	1,192,880
Revenue Bond, 5.000%, 2/1/2025	1,000,000	1,052,200
Texas Municipal Gas Acquisition &
Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	244,226
Revenue Bond, 5.000%, 12/15/2027	600,000	750,084
Revenue Bond, 5.000%, 12/15/2028	250,000	319,052
		10,552,564
TOTAL MUNICIPAL BONDS
(Identified Cost $111,414,081)		115,195,464

U.S. GOVERNMENT AGENCIES - 0.9%

Other Agencies - 0.9%
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class ACA,
3.35%, 11/25/2033	487,701	552,887
Series 2019-ML05, Class AUS, 3.40%,
1/25/2036	481,979	551,982
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $984,252)		1,104,869

SHORT-TERM INVESTMENT - 1.8%
Dreyfus Government Cash
Management, Institutional Shares, 0.03%[3]
(Identified Cost $2,136,503)	2,136,503	2,136,503

TOTAL INVESTMENTS - 99.4%
(Identified Cost $114,534,836)		118,436,836
OTHER ASSETS, LESS LIABILITIES - 0.6%		730,722
NET ASSETS - 100.0%		$119,167,558

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2021

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Pledged as collateral for a forward commitment.

3Rate shown is the current yield as of June 30, 2021.

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $114,534,836) (Note 2)	$118,436,836
Interest receivable	1,327,832
Receivable for fund shares sold	309,768
Dividends receivable	51
Prepaid and other expenses	23,987

TOTAL ASSETS	120,098,474

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	26,036
Directors’ fees payable (Note 3)	2,621
Accrued Chief Compliance Officer service fees (Note 3)	1,451
Accrued management fees (Note 3)	1,062
Payable for securities purchased	818,566
Payable for fund shares repurchased	44,424
Other payables and accrued expenses	36,756

TOTAL LIABILITIES	930,916

TOTAL NET ASSETS	$119,167,558

NET ASSETS CONSIST OF:

Capital stock	$102,949
Additional paid-in-capital	106,301,424
Total distributable earnings (loss)	12,763,185

TOTAL NET ASSETS	$119,167,558

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($2,515,474/217,423 shares)	$11.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($116,652,084/10,077,507 shares)	$11.58

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest	$1,233,595
Dividends	327

Total Investment Income	1,233,922

EXPENSES:

Management fees (Note 3)	354,716
Fund accounting and administration fees (Note 3)	38,257
Directors’ fees (Note 3)	11,799
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	4,969
Miscellaneous	64,246

Total Expenses	476,969
Less reduction of expenses (Note 3)	(348,330)

Net Expenses	128,639

NET INVESTMENT INCOME	1,105,283

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	7,482,889

Net change in unrealized appreciation (depreciation) on investments	(7,956,308)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(473,419)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$631,864

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/21	YEAR ENDED
	(UNAUDITED)	12/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,105,283	$4,311,399
Net realized gain (loss) on investments	7,482,889	2,133,194
Net change in unrealized appreciation (depreciation) on investments	(7,956,308)	6,077,786
Net increase (decrease) from operations	631,864	12,522,379

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class A	(12,511)	(46,521)
Class W	(874,037)	(5,434,869)
Total distributions to shareholders	(886,548)	(5,481,390)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(136,842,285)	55,493,327

Net increase (decrease) in net assets	(137,096,969)	62,534,316

NET ASSETS:

Beginning of period	256,264,527	193,730,211

End of period	$119,167,558	$256,264,527

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/21
	(UNAUDITED)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.58	$11.14	$10.90	$10.98	$10.86	$11.07
Income (loss) from investment operations:
Net investment income[1]	0.06	0.15	0.17	0.15	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.01)	0.48	0.39	(0.08)	0.13	(0.20)
Total from investment operations	0.05	0.63	0.56	0.07	0.26	(0.09)
Less distributions to shareholders:
From net investment income	(0.06)	(0.10)	(0.20)	(0.15)	(0.14)	(0.12)
From net realized gain on investments	—	(0.09)	(0.12)	—	—	—
Total distributions to shareholders	(0.06)	(0.19)	(0.32)	(0.15)	(0.14)	(0.12)

Net asset value - End of period	$11.57	$11.58	$11.14	$10.90	$10.98	$10.86
Net assets - End of period (000’s omitted)	$2,515	$2,324	$4,394	$297,814	$278,329	$316,386
Total return[2]	0.39%	5.73%	5.10%	0.65%	2.37%	(0.83% )

Ratios (to average net assets)/ Supplemental Data:
Expenses	0.67% [3]	0.61%	0.58%	0.59%	0.58%	0.57%
Net investment income	1.05% [3]	1.35%	1.62%	1.42%	1.22%	1.01%
Series portfolio turnover	7%	41%	29%	12%	4%	16%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)	FOR THE YEAR ENDED 12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.59	$11.15	$11.01
Income (loss) from investment operations:
Net investment income[2]	0.09	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.01)	0.48	0.31
Total from investment operations	0.08	0.69	0.51
Less distributions to shareholders:
From net investment income	(0.09)	(0.16)	(0.25)
From net realized gain on investments	—	(0.09)	(0.12)
Total distributions to shareholders	(0.09)	(0.25)	(0.37)
Net asset value - End of period	$11.58	$11.59	$11.15
Net assets - End of period (000’s omitted)	$116,652	$253,941	$189,336
Total return[3]	0.66%	6.23%	4.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.17% [4]	0.11%	0.11% [4]
Net investment income	1.57% [4]	1.79%	2.14% [4]
Series portfolio turnover	7%	41%	29%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.50%	[4]	0.50%	0.50%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Notes to Financial Statements

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input

12

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$115,195,464	$—	$115,195,464	$—
U.S. Treasury and other U.S. Government agencies	1,104,869	—	1,104,869	—
Short-Term Investment	2,136,503	2,136,503	—	—
Total assets	$118,436,836	$2,136,503	$116,300,333	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or June 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. At June 30, 2021, the Series purchased a security with a forward commitment.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the

13

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2017 through December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $348,330 in management fees for Class W shares for the six months ended June 30, 2021. This amount is included as a reduction of expenses on the Statement of Operations. In addition, pursuant to the separate expense limitation aggreement, the Advisor did not waive or reimburse expenses for Class A and Class W for the six months ended June 30, 2021. For the six months ended June 30, 2021, there were no previously waived or reimbursed expenses eligible to be recouped, therefore the Advisor did not recoup any expenses.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $10,157,859 and $139,604,401, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	91,485	$1,058,751	82,203	$893,427
Reinvested	1,080	12,486	3,999	45,891
Repurchased	(75,780)	(877,349)	(279,889)	(3,192,964)
Total	16,785	$193,888	(193,687)	$(2,253,646)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	749,003	$8,676,058	10,351,481	$118,837,178
Reinvested	64,533	745,646	424,534	4,884,034
Repurchased	(12,647,489)	(146,457,877)	(5,850,618)	(65,974,239)
Total	(11,833,953)	$(137,036,173)	4,925,397	$57,746,973

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended June 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2021.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2020 were as follows:

Ordinary income	$1,270,851
Tax exempt income	$3,455,906
Long-term capital gains	$754,633

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$114,534,836
Unrealized appreciation	3,954,497
Unrealized depreciation	(52,497)
Net unrealized appreciation	$3,902,000

9.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial

16

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

9.	Market Event (continued)

markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

17

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-06/21-SAR

18

Manning & Napier Fund, Inc.

New York Tax Exempt Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

New York Tax Exempt Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	1/1/21	6/30/21	1/1/21 - 6/30/21	RATIO
Class A
Actual	$1,000.00	$1,005.10	$3.88	0.78%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class W
Actual	$1,000.00	$1,006.90	$1.39	0.28%
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.41	$1.40	0.28%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2021

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

 2

New York Tax Exempt Series

Investment Portfolio - June 30, 2021
(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

NEW YORK MUNICIPAL BONDS - 94.9%
Bath Central School District, G.O. Bond, 4.000%, 6/15/2025	750,000	$857,340
Beacon City School District, G.O. Bond, 2.000%, 6/15/2024	390,000	407,667
Briarcliff Manor, Public Impt., G.O. Bond, 5.000%, 2/1/2023	400,000	430,728
Brighton Central School District, G.O. Bond, 2.125%, 6/15/2025	500,000	531,545
Brookhaven, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2025	400,000	440,135
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond, 2.250%, 5/15/2024	500,000	525,845
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 4/1/2024	250,000	282,098
Buffalo Municipal Water Finance Authority
Series A, Revenue Bond, 4.000%, 7/1/2022	300,000	311,658
Series A, Revenue Bond, 5.000%, 7/1/2023	300,000	327,429
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2039	250,000	297,692
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2043	600,000	709,644
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2048	250,000	293,695
Enlarged City School District of Troy, G.O. Bond, BAM, 2.000%, 6/1/2026	500,000	530,845
Erie County Fiscal Stability Authority,
Series D Revenue Bond, 5.000%, 9/1/2038	1,000,000	1,235,380
Greece Central School District, G.O. Bond, BAM, 2.500%, 6/15/2023	620,000	647,559
Kings Park Central School District, School Impt., G.O. Bond, 2.000%, 9/1/2024	415,000	436,559
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	1,175,000	1,445,180
New York City, Public Impt., Subseries D1, G.O. Bond, 4.000%, 12/1/2041	1,650,000	1,930,615
New York City Transitional Finance Authority, Building Aid Public Impt., Series S-2, Revenue Bond, 5.000%, 7/15/2023	2,000,000	2,196,120
Series S-1, Revenue Bond, 5.000%, 7/15/2023	820,000	900,409
New York City Transitional Finance Authority, Future Tax Secured,
Series B, Revenue Bond, 5.000%, 11/1/2024	3,000,000	3,193,200
New York City Water & Sewer System
Series A, Revenue Bond, 3.000%, 6/15/2036	1,250,000	1,337,212

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
New York City Water & Sewer System (continued)
Water Utility Impt., Subseries BB-1, Revenue Bond, 5.000%, 6/15/2046	2,000,000	$2,434,340
New York State Highway Impt., Series A, G.O. Bond, 5.000%, 3/15/2023	510,000	552,070
Water Utility Impt., Series E, Prerefunded Balance, G.O. Bond, 4.250%, 12/15/2041	480,000	489,014
New York State Dormitory Authority
School Impt., Series A, Revenue Bond, 4.000%, 10/1/2038	1,000,000	1,131,530
School Impt., Series A, Revenue Bond, 5.000%, 3/15/2045	1,680,000	2,084,326
School Impt., Series A, Revenue Bond, 4.000%, 3/15/2048	1,950,000	2,249,254
Unrefunded Balance, Series A, Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,848,675
New York State Environmental Facilities Corp.
Water and Sewer, Series A, Revenue Bond, 5.000%, 6/15/2025	300,000	328,068
Water Utility Impt., Series B, Revenue Bond, 4.000%, 8/15/2046	2,000,000	2,256,220
New York State Thruway Authority,
Series B, Revenue Bond, 4.000%, 1/1/2038	1,000,000	1,184,160
New York State Urban Development Corp.
Economic Impt., Correctional Facility Impt., Series A, Revenue Bond, 4.000%, 3/15/2046	2,000,000	2,344,440
Series A, Revenue Bond, 5.000%, 3/15/2027	1,250,000	1,501,038
North Rose-Wolcott Central School District, G.O. Bond, AGM, 2.000%, 6/15/2025	500,000	528,295
Onondaga County, Public Impt.,Telecommunications Impt., G.O. Bond, 5.000%, 5/15/2023	1,000,000	1,090,030
Perinton
G.O. Bond, 3.000%, 12/15/2021	210,000	212,661
G.O. Bond, 4.000%, 12/15/2022	210,000	221,451
G.O. Bond, 4.000%, 12/15/2023	160,000	174,397
Port Authority of New York & New Jersey Airport & Marina Impt., Consolidated
Series 175, Revenue Bond, 5.000%, 12/1/2021	435,000	443,709
Consolidated Series 184, Revenue Bond, 5.000%, 9/1/2025	1,000,000	1,147,630
Rochester, School Impt., Series A, G.O. Bond, AMBAC, 5.000%, 8/15/2022	95,000	100,091
Sachem Central School District, G.O. Bond, 5.000%, 10/15/2023	250,000	277,492
Schenectady, School Impt., G.O. Bond, 2.000%, 12/15/2024	1,485,000	1,565,249

The accompanying notes are an integral part of the financial statements.

 3

New York Tax Exempt Series

Investment Portfolio - June 30, 2021
(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
Smithtown
Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2022	675,000	$682,769
Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2023	435,000	447,907
Suffolk County Water Authority
Prerefunded Balance, Revenue Bond, 4.000%, 6/1/2022	200,000	203,221
Sullivan County, Public Impt., G.O. Bond, 3.000%, 11/15/2023	500,000	529,085
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 11/15/2023	350,000	389,284
Highway Impt., Series A, Revenue Bond, 4.000%, 11/15/2044	500,000	586,495
Series B, Revenue Bond, 5.000%, 11/15/2029.	360,000	446,087
Vestal Central School District, G.O. Bond, 2.000%, 6/15/2025	685,000	725,422

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
Webster Central School District, School Impt., G.O. Bond, 2.000%, 10/15/2021	315,000	$316,692

TOTAL MUNICIPAL BONDS
(Identified Cost $45,759,219)		47,759,657

U.S. GOVERNMENT AGENCIES - 1.1%

Other Agencies - 1.1%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS, 3.40%, 1/25/2036
(Identified Cost $489,259)	481,979	551,982

SHORT-TERM INVESTMENT - 3.7%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $1,880,067)	1,880,067	1,880,067

TOTAL INVESTMENTS - 99.7%
(Identified Cost $48,128,545)		50,191,706
OTHER ASSETS, LESS LIABILITIES -0.3%		139,241
NET ASSETS - 100.0%		$50,330,947

KEY:

G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AGM (Assurance Guaranty Municipal Corp.)
AMBAC (AMBAC Assurance Corp.)
BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of June 30, 2021.

The accompanying notes are an integral part of the financial statements.

 4

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $48,128,545) (Note 2)	$50,191,706
Interest receivable	427,943
Receivable for fund shares sold	4,364
Dividends receivable	53
Prepaid and other expenses	4,356

TOTAL ASSETS	50,628,422

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	20,635
Accrued Chief Compliance Officer service fees (Note 3)	1,451
Directors’ fees payable (Note 3)	1,171
Accrued management fees (Note 3)	772
Payable for fund shares repurchased	243,099
Audit fees payable	24,734
Other payables and accrued expenses	5,613

TOTAL LIABILITIES	297,475

TOTAL NET ASSETS	$50,330,947

NET ASSETS CONSIST OF:

Capital stock	$46,459
Additional paid-in-capital	44,821,148
Total distributable earnings (loss)	5,463,340

TOTAL NET ASSETS	$50,330,947

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A
($1,866,587/172,385 shares)	$10.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($48,464,360/4,473,529 shares)	$10.83

The accompanying notes are an integral part of the financial statements.

 5

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest	$572,551
Dividends	280

Total Investment Income	572,831

EXPENSES:

Management fees (Note 3)	150,305
Fund accounting and administration fees (Note 3)	30,063
Directors’ fees (Note 3)	5,127
Chief Compliance Officer service fees (Note 3)	2,982
Audit fees.	23,050
Custodian fees	2,238
Miscellaneous	21,550

Total Expenses	235,315
Less reduction of expenses (Note 3)	(145,841)

Net Expenses	89,474

NET INVESTMENT INCOME	483,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	2,822,253

Net change in unrealized appreciation (depreciation) on investments	(2,914,190)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(91,937)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$391,420

The accompanying notes are an integral part of the financial statements.

 6

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/21	YEAR ENDED
	(UNAUDITED)	12/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$483,357	$1,813,694
Net realized gain (loss) on investments	2,822,253	563,820
Net change in unrealized appreciation (depreciation) on investments	(2,914,190)	2,107,540

Net increase (decrease) from operations	391,420	4,485,054

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class A	(9,401)	(26,106)
Class W	(379,667)	(2,011,775)
Total distributions to shareholders	(389,068)	(2,037,881)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(57,709,073)	15,917,482

Net increase (decrease) in net assets	(57,706,721)	18,364,655

NET ASSETS:

Beginning of period	108,037,668	89,673,013

End of period	$50,330,947	$108,037,668

The accompanying notes are an integral part of the financial statements.

 7

New York Tax Exempt Series

Financial Highlights - Class A

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/21
	(UNAUDITED)		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.83		$10.49	$10.34	$10.43	$10.31	$10.50
Income (loss) from investment operations:
Net investment income[1]	0.06		0.14	0.16	0.14	0.12	0.10
Net realized and unrealized gain (loss) on investments	0.00	[2]	0.36	0.34	(0.08)	0.11	(0.18)
Total from investment operations	0.06		0.50	0.50	0.06	0.23	(0.08)
Less distributions to shareholders:
From net investment income	(0.06)		(0.10)	(0.18)	(0.15)	(0.11)	(0.11)
From net realized gain on investments	—		(0.06)	(0.17)	—	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.06)		(0.16)	(0.35)	(0.15)	(0.11)	(0.11)

Net asset value - End of period	$10.83		$10.83	$10.49	$10.34	$10.43	$10.31
Net assets - End of period (000’s omitted)	$1,867		$1,797	$1,952	$138,694	$154,018	$161,292
Total return[3]	0.51%		4.73%	4.86%	0.54%	2.27%	(0.79% )

Ratios (to average net assets)/Supplemental Data:
Expenses	0.78%	[4]	0.67%	0.63%	0.62%	0.60%	0.60%
Net investment income	1.12%	[4]	1.29%	1.56%	1.39%	1.12%	0.93%
Series portfolio turnover	2%		35%	24%	21%	9%	19%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

 8

New York Tax Exempt Series

Financial Highlights - Class W

	FOR THE
	SIX MONTHS			FOR THE
	ENDED		FOR THE	PERIOD
	6/30/21		YEAR ENDED	3/1/19[1] TO
	(UNAUDITED)		12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.84		$10.49	$10.45
Income (loss) from investment operations:
Net investment income[2]	0.09		0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.02)		0.37	0.25
Total from investment operations	0.07		0.56	0.44
Less distributions to shareholders:
From net investment income	(0.08)		(0.15)	(0.23)
From net realized gain on investments	—		(0.06)	(0.17)
Total distributions to shareholders	(0.08)		(0.21)	(0.40)

Net asset value - End of period	$10.83		$10.84	$10.49
Net assets - End of period (000’s omitted)	$48,464		$106,241	$87,721
Total return[3]	0.69%		5.33%	4.23%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.28%	[4]	0.17%	0.16%	[4]
Net investment income	1.62%	[4]	1.77%	2.09%	[4]
Series portfolio turnover	2%		35%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.50%	[4]	0.50%	0.50%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

 9

New York Tax Exempt Series

Notes to Financial Statements
(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock and 50 million have been designated as New York Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input

 10

New York Tax Exempt Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
New York Municipal Bonds	$47,759,657	$—	$47,759,657	$—
U.S. Treasury and other U.S. Government agencies	551,982	—	551,982	—
Short-Term Investment	1,880,067	1,880,067	—	—
Total assets	$50,191,706	$1,880,067	$48,311,639	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or June 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2017 through December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

 11

New York Tax Exempt Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020 as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the

 12

New York Tax Exempt Series

Notes to Financial Statements (continued)
(unaudited)

3.	Transactions with Affiliates (continued)

approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $145,841 in management fees for Class W shares for the six months ended June 30, 2021. This amount is included as a reduction of expenses on the Statement of Operations. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class A and Class W for the six months ended June 30, 2021. For the six months ended June 30, 2021, there were no previously waived or reimbursed expenses eligible to be recouped, therefore the Advisor did not recoup any expenses.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,061,135 and $54,666,046, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of New York Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	10,258	$110,794	5,832	$62,775
Reinvested	770	8,319	2,264	24,242
Repurchased	(4,624)	(50,000)	(28,204)	(301,366)
Total	6,404	$69,113	(20,108)	$(214,349)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	162,216	$1,756,903	3,744,691	$40,315,465
Reinvested	32,967	356,341	178,564	1,913,476
Repurchased	(5,526,509)	(59,891,430)	(2,476,935)	(26,097,110)
Total	(5,331,326)	$(57,778,186)	1,446,320	$16,131,831

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended June 30, 2021, the Series did not borrow under the line of credit.

 13

New York Tax Exempt Series

Notes to Financial Statements (continued)
(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2021.

8.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2020 were as follows:

Ordinary income	$448,308
Tax exempt income	$1,457,001
Long-term capital gains	$132,572

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$48,128,545
Unrealized appreciation	2,073,504
Unrealized depreciation	(10,343)
Net unrealized appreciation	$2,063,161

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

 14

New York Tax Exempt Series

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-06/21-SAR

 15

Manning & Napier Fund, Inc.

Core Bond Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/21	ENDING ACCOUNT VALUE 6/30/21	EXPENSES PAID DURING PERIOD* 1/1/21 - 6/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$986.00	$3.10	0.63%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%
Class I
Actual	$1,000.00	$986.60	$2.22	0.45%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class W
Actual	$1,000.00	$988.30	$0.25	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Class Z
Actual	$1,000.00	$988.00	$1.48	0.30%
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

Core Bond Series

Portfolio Composition as of June 30, 2021

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

 2

Core Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

CORPORATE BONDS - 24.3%

Non-Convertible Corporate Bonds- 24.3%
Communication Services - 3.6%
Diversified Telecommunication Services - 1.7%
AT&T, Inc., 4.25%, 3/1/2027	1,440,000	$1,634,345
Verizon Communications, Inc., 4.272%, 1/15/2036	4,130,000	4,933,135
		6,567,480
Interactive Media & Services - 1.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,550,000	7,307,246
Total Communication Services		13,874,726

Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc., 4.625%, 8/1/2027	1,630,000	1,843,051
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. (China),
4.00%, 12/6/2037	3,440,000	3,862,963
Total Consumer Discretionary		5,706,014

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	4,710,000	4,759,738
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	4,663,024
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,240,000	4,634,130
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,360,000	5,163,177
The Williams Companies, Inc., 2.60%, 3/15/2031	3,650,000	3,700,433
Total Energy		22,920,502

Financials - 3.7%
Banks - 2.7%
Bank of America Corp., 6.11%, 1/29/2037	2,195,000	3,007,340
Citigroup, Inc., 4.45%, 9/29/2027	2,910,000	3,324,382
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	3,890,000	4,090,653
		10,422,375
Capital Markets - 1.0%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[2]	1,810,000	1,835,273
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,680,000	1,767,282
		3,602,555
Total Financials		14,024,930

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.7%
Health Care Providers & Services - 0.7%
HCA, Inc., 4.125%, 6/15/2029	2,220,000	$2,502,144

Industrials - 5.4%
Airlines - 0.9%
Southwest Airlines Co., 5.125%, 6/15/2027	2,970,000	3,499,135
Industrial Conglomerates - 0.8%
General Electric Co., (3 mo. LIBOR US
+ 3.330%), 3.449%[3,4]	3,190,000	3,137,365
Road & Rail - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR
US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,797,399
Trading Companies & Distributors - 3.2%
Air Lease Corp., 3.625%, 4/1/2027	1,700,000	1,825,833
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,580,000	1,671,087
Avolon Holdings Funding Ltd.
(Ireland), 2.75%, 2/21/2028[2]	8,620,000	8,536,246
		12,033,166
Total Industrials		20,467,065

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,882,703

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
American Tower Corp., 3.80%, 8/15/2029	4,320,000	4,817,898
Crown Castle International Corp., 3.10%, 11/15/2029	4,510,000	4,788,316
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,300,000	1,348,211
Total Real Estate		10,954,425

TOTAL CORPORATE BONDS
(Identified Cost $88,583,412)		92,332,509

ASSET-BACKED SECURITIES - 18.0%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[2]	2,700,000	2,692,134
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,694,941	2,716,695
CF Hippolyta LLC,
Series 2020-1, Class A2, 1.99%,
7/15/2060[2]	1,257,687	1,277,553
Series 2020-1, Class B1, 2.28%,
7/15/2060[2]	1,574,725	1,601,214
Series 2021-1A, Class B1, 1.98%,
3/15/2061[2]	1,760,000	1,775,773

The accompanying notes are an integral part of the financial statements.

 3

Core Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	3,384,083	$3,356,109
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	743,838	762,376
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	1,343,897	1,331,747
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	500,000	508,609
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	616,266
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	4,500,000	4,545,385
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,431,192
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,516,890	1,520,859
Ford Credit Auto Owner Trust, Series 2020-A, Class A4, 1.35%, 7/15/2025	1,750,000	1,784,771
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	2,185,075	2,251,783
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/2027[2]	1,800,000	1,797,052
Home Partners of America Trust,
Series 2019-1, Class A, 2.908%, 9/17/2039[2]	902,534	925,451
Invitation Homes Trust,
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.932%, 12/17/2036[2,5]	138,322	138,443
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.232%, 12/17/2036[2,5]	114,981	115,131
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.602%, 6/25/2031[5]	875,656	871,357
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.523%, 7/16/2040[2,5]	1,460,621	1,482,054
Series 2019-EA, Class A2A, 2.64%,
5/15/2068[2]	866,867	885,201
Nelnet Student Loan Trust,
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.722%, 1/25/2037[2,5]	1,063,492	1,066,763
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.692%, 9/25/2047[2,5]	2,784,728	2,791,427
OCP CLO Ltd., Series 2020-8RA, Class A1, (Cayman Islands) (3 mo. LIBOR US + 1.220%), 1.440%, 1/17/2032[2,5]	2,500,000	2,499,988

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	948,149	$977,915
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,835,000	1,888,640
Progress Residential Trust,
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	902,997	919,383
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	800,000	819,130
Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	1,000,000	1,021,796
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,285,000	1,321,274
SoFi Consumer Loan Program Trust,
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	43,725	43,843
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	104,773	105,319
SoFi Professional Loan Program LLC,
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	182,124	183,743
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	2,025,115	2,070,934
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	820,000	847,209
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	623,437	632,549
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	2,000,000	2,009,115
TCI-Flatiron CLO Ltd., Series 2016-1A, Class CR2, (Cayman Islands) (3 mo. LIBOR US + 2.200%), 2.390%, 1/17/2032[5,6]	1,500,000	1,504,259
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	232,876	236,614
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	181,973	184,758
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.092%, 10/25/2048[2,5]	196,986	198,388
Toyota Auto Loan Extended Note
Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	3,000,000	3,050,926
Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,314,607
Triton Container Finance VIII LLC,
Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	2,740,500	2,724,715
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,755,371

The accompanying notes are an integral part of the financial statements.

 4

Core Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

VB-S1 Issuer LLC,
Series 2020-1A, Class C2, 3.031%,
6/15/2050[2]	375,000	$391,986
Series 2020-2A, Class A, 2.636%,
9/15/2050[2]	2,250,000	2,293,500
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $67,459,701)		68,241,307

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%,
5/1/2051[2,7]	1,000,000	1,017,969
BWAY Mortgage Trust, Series 2015-
1740, Class A, 2.917%, 1/10/2035[2]	400,000	405,806
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	67,046	68,010
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%,
8/25/2043[2,7]	282,647	286,611
Series 2013-IVR2, Class A2, 3.00%,
4/25/2043[2,7]	342,481	350,525
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[2,7]	80,051	80,931
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[2,7]	54,378	55,202
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	98,493	101,372
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[2]	1,050,000	1,105,095
Freddie Mac Multifamily Structured
Pass-Through Certificates,
Series K016, Class X1 (IO), 1.650%,
10/25/2021[7]	539,640	21
Series K021, Class X1 (IO), 1.526%,
6/25/2022[7]	8,217,029	63,104
Series K030, Class X1 (IO), 0.385%,
4/25/2023[7]	12,304,793	30,734
Series K032, Class X1 (IO), 0.199%,
5/25/2023[7]	7,368,842	14,731
Freddie Mac REMICS, Series 4791,
Class BA, 4.00%, 3/15/2044	34,682	34,726
FREMF Mortgage Trust,
Series 2011-K15, Class B, 5.088%,
8/25/2044[2,7]	170,000	169,958
Series 2015-K42, Class B, 3.982%,
1/25/2048[2,7]	380,000	413,127
Series 2015-K720, Class B, 3.511%,
7/25/2022[2,7]	340,000	348,858
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	324,125	334,989

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp.
Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/2050[2,7]	1,056,322	$1,077,231
Series 2021-PJ6, Class A8, 2.50%,
11/25/2051[2,7]	1,550,000	1,587,721
JP Morgan Chase Commercial
Mortgage Securities Trust, Series
2010-C2, Class A3, 4.070%,
11/15/2043[2]	44,790	44,903
JP Morgan Mortgage Trust,
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[2,7]	41,743	42,336
Series 2013-2, Class A2, 3.50%,
5/25/2043[2,7]	38,232	38,855
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[2,7]	86,426	88,371
Series 2017-6, Class A3, 3.50%,
12/25/2048[2,7]	60,166	60,910
Morgan Stanley Capital I Trust,
Series 2018-H3, Class A5, 4.177%,
7/15/2051	1,423,000	1,645,095
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%,
1/25/2054[2,7]	155,540	164,301
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,7]	75,103	80,049
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,7]	147,729	156,646
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,7]	137,044	145,547
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,7]	268,588	273,683
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,7]	2,011,367	2,027,552
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.00%,
5/25/2043[7]	740,581	748,925
Series 2013-7, Class A2, 3.00%,
6/25/2043[7]	49,473	50,060
Series 2013-8, Class A1, 3.00%,
6/25/2043[7]	136,734	138,378
Series 2016-3, Class A10, 3.50%,
11/25/2046[2,7]	217,766	218,385
Series 2020-1, Class A4, 3.50%,
2/25/2050[2,7]	163,908	164,482
Sutherland Commercial Mortgage
Trust, Series 2019-SBC8, Class A,
2.86%, 4/25/2041[2,7]	688,237	691,077
UBS Commercial Mortgage Trust,
Series 2017-C7, Class A4, 3.679%,
12/15/2050	1,000,000	1,104,024
Waikiki Beach Hotel Trust, Series
2019-WBM, Class A, (1 mo. LIBOR
US + 1.050%), 1.123%, 12/15/2033[2,5]	415,000	415,243

The accompanying notes are an integral part of the financial statements.

 5

Core Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage
Trust, Series 2015-C30, Class A4,
3.664%, 9/15/2058	3,000,000	$3,284,127
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A5, 4.101%,
3/15/2047	2,000,000	2,160,234
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%,
1/20/2045[2,7]	30,376	30,851
Series 2015-2, Class A11, 3.50%,
2/20/2045[2,7]	864,754	871,492
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $21,907,613)		22,192,247

MUNICIPAL BONDS - 1.8%

Clark County, Public Impt., Series A,
G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,392,302
Hawaii, Series GC, G.O. Bond, 2.682%,
10/1/2038	95,000	96,410
King County, Series B, G.O. Bond,
1.30%, 12/1/2028	1,675,000	1,647,245
New York City Transitional Finance
Authority, Future Tax Secured,
Public Impt., Revenue Bond,
1.58%, 5/1/2024	910,000	932,131
South Carolina Public Service
Authority, Series B, Revenue Bond,
2.329%, 12/1/2028	600,000	619,092
TOTAL MUNICIPAL BONDS
(Identified Cost $6,712,344)		6,687,180

U.S. TREASURY SECURITIES - 38.9%

U.S. Treasury Bonds - 10.1%
U.S. Treasury Bond
3.875%, 8/15/2040	10,420,000	13,706,777
2.50%, 2/15/2045	12,257,000	13,270,597
3.00%, 5/15/2047	9,572,000	11,386,941
Total U.S. Treasury Bonds
(Identified Cost $40,904,944)		38,364,315
U.S. Treasury Notes - 28.8%
U.S. Treasury Note
2.125%, 5/15/2025	24,955,000	26,356,769
1.625%, 5/15/2026	27,297,000	28,304,643
2.375%, 5/15/2027	26,295,000	28,321,564
2.875%, 5/15/2028	23,760,000	26,411,653
Total U.S. Treasury Notes
(Identified Cost $110,367,907)		109,394,629
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $151,272,851)		147,758,944

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

U.S. GOVERNMENT AGENCIES - 9.8%

Mortgage-Backed Securities - 9.8%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021	1	$1
Pool #995233, UMBS, 5.50%,
10/1/2021	1	1
Pool #888017, UMBS, 6.00%,
11/1/2021	67	68
Pool #995329, UMBS, 5.50%,
12/1/2021	203	204
Pool #888136, UMBS, 6.00%,
12/1/2021	221	222
Pool #888810, UMBS, 5.50%,
11/1/2022	222	223
Pool #AD0462, UMBS, 5.50%,
10/1/2024	2,485	2,596
Pool #MA3463, UMBS, 4.00%,
9/1/2033	198,723	211,082
Pool #MA1834, UMBS, 4.50%,
2/1/2034	42,697	46,593
Pool #FM1158, UMBS, 3.50%,
6/1/2034	622,930	667,354
Pool #828377, UMBS, 5.50%,
6/1/2035	186,705	216,314
Pool #MA2587, UMBS, 3.50%,
4/1/2036	301,864	322,949
Pool #889494, UMBS, 5.50%,
1/1/2037	174,053	201,824
Pool #MA3215, UMBS, 3.50%,
12/1/2037	1,012,674	1,069,948
Pool #FM2568, UMBS, 3.00%,
5/1/2038	635,171	664,086
Pool #889624, UMBS, 5.50%,
5/1/2038	27,322	31,821
Pool #995876, UMBS, 6.00%,
11/1/2038	82,144	97,442
Pool #AD0307, UMBS, 5.50%,
1/1/2039	26,777	31,186
Pool #MA3988, UMBS, 3.00%,
4/1/2040	611,329	638,711
Pool #MA4203, UMBS, 2.50%,
12/1/2040	4,132,097	4,290,162
Pool #AI5172, UMBS, 4.00%,
8/1/2041	59,084	64,678
Pool #AH3858, UMBS, 4.50%,
8/1/2041	299,809	334,505
Pool #AL7729, UMBS, 4.00%,
6/1/2043	73,816	80,222
Pool #AX1685, UMBS, 3.50%,
11/1/2044	693,142	752,471
Pool #AS4103, UMBS, 4.50%,
12/1/2044	203,346	224,114
Pool #AY8604, UMBS, 3.50%,
4/1/2045	118,980	127,469
Pool #AZ4750, UMBS, 3.50%,
10/1/2045	862,963	929,468

The accompanying notes are an integral part of the financial statements.

 6

Core Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	457,706	$493,149
Pool #BC6764, UMBS, 3.50%,
4/1/2046	42,317	45,097
Pool #BC8677, UMBS, 4.00%,
5/1/2046	47,615	51,372
Pool #BD2179, UMBS, 4.00%,
7/1/2046	146,508	158,766
Pool #AS7660, UMBS, 2.50%,
8/1/2046	3,129,234	3,251,319
Pool #BD1191, UMBS, 3.50%,
1/1/2047	254,943	270,257
Pool #BE7845, UMBS, 4.50%,
2/1/2047	47,489	51,600
Pool #MA3007, UMBS, 3.00%,
4/1/2047	1,023,736	1,077,584
Pool #FM3157, UMBS, 3.50%,
1/1/2048	1,568,953	1,670,760
Pool #MA3238, UMBS, 3.50%,
1/1/2048	945,214	999,547
Pool #BM5526, UMBS, 3.50%,
2/1/2048	1,108,873	1,171,568
Pool #FM2232, UMBS, 4.00%,
6/1/2048	191,604	204,259
Pool #AL8674, 5.647%, 1/1/2049	386,362	440,963
Pool #FM0030, UMBS, 3.00%,
2/1/2049	2,689,673	2,829,178
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	618	623
Pool #G12655, 6.00%, 5/1/2022	550	554
Pool #G12988, 6.00%, 1/1/2023	941	961
Pool #G13078, 6.00%, 3/1/2023	1,317	1,345
Pool #D98711, 4.50%, 7/1/2031	74,878	81,736
Pool #C91746, 4.50%, 12/1/2033	58,554	63,917

	PRINCIPAL
	AMOUNT1/	VALUE
	SHARES	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91771, 4.50%, 6/1/2034	70,920	$77,565
Pool #C91780, 4.50%, 7/1/2034	90,531	99,010
Pool #QN0349, UMBS, 3.00%,
8/1/2034	487,425	514,091
Pool #C91832, 3.50%, 6/1/2035	339,314	363,969
Pool #G07655, 5.50%, 12/1/2035	52,679	61,023
Pool #K93731, 3.00%, 11/1/2036	1,828,160	1,919,991
Pool #G08268, 5.00%, 5/1/2038	383,502	440,308
Pool #G05275, 5.50%, 2/1/2039	113,696	131,162
Pool #G05900, 6.00%, 3/1/2040	23,505	27,723
Pool #A92889, 4.50%, 7/1/2040	164,675	183,891
Pool #A93451, 4.50%, 8/1/2040	429,369	474,406
Pool #RB5108, UMBS, 2.00%,
4/1/2041	5,428,385	5,549,069
Pool #G60513, 5.00%, 7/1/2041	415,967	476,916
Pool #G60071, 4.50%, 7/1/2042	171,647	191,446
Pool #Q17513, 3.50%, 4/1/2043	114,093	123,340
Pool #G60183, 4.00%, 12/1/2044	180,979	196,000
Pool #Q37592, 4.00%, 12/1/2045	418,109	457,398
Pool #Q37857, 4.00%, 12/1/2045	344,476	375,185
Pool #G60855, 4.50%, 12/1/2045	157,714	173,936
Pool #Q38388, 4.00%, 1/1/2046	495,123	542,521
Pool #Q47544, 4.00%, 3/1/2047	359,036	389,476
Pool #Q47130, 4.50%, 4/1/2047	51,971	56,045
Pool #G08786, 4.50%, 10/1/2047	135,398	147,083
Pool #SD8107, UMBS, 2.50%,
11/1/2050	356,579	369,391
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $36,799,865)		37,211,214

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Government Cash Management,
Institutional Shares, 0.03%[8]
(Identified Cost $4,805,035)	4,805,035	4,805,035

TOTAL INVESTMENTS - 99.9%
(Identified Cost $377,540,821)		379,228,436
OTHER ASSETS, LESS LIABILITIES -
0.1%		301,818
NET ASSETS - 100%		$379,530,254

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

 7

Core Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $100,910,695, which represented 26.6% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2021.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of June 30, 2021.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on December 22, 2020 at a cost of $1,500,000. The value of the security at June 30, 2021 was $1,504,259, or 0.4% of the Series’ Net Assets.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2021.

8Rate shown is the current yield as of June 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 8

Core Bond Series

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $377,540,821) (Note 2)	$379,228,436
Receivable from Advisor (Note 3)	8,059
Receivable for securities sold	3,259,105
Interest receivable	1,705,157
Receivable for fund shares sold	211,232
Dividends receivable	116
Prepaid and other expenses	42,901

TOTAL ASSETS	384,455,006

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	39,081
Accrued sub-transfer agent fees (Note 3)	2,234
Accrued Chief Compliance Officer service fees (Note 3)	1,451
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	1,221
Payable for securities purchased	4,845,265
Other payables and accrued expenses	35,500

TOTAL LIABILITIES	4,924,752

TOTAL NET ASSETS	$379,530,254

NET ASSETS CONSIST OF:

Capital stock	$345,068
Additional paid-in-capital	373,616,248
Total distributable earnings (loss)	5,568,938

TOTAL NET ASSETS	$379,530,254

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($5,978,317/539,754 shares)	$11.08

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($6,089,941/600,531 shares)	$10.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($344,983,598/31,155,569 shares)	$11.07

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($22,478,398/2,210,950 shares)	$10.17

The accompanying notes are an integral part of the financial statements.

 9

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest	$3,121,426
Dividends	36,401

Total Investment Income	3,157,827

EXPENSES:

Management fees (Note 3)	458,799
Fund accounting and administration fees (Note 3)	57,600
Directors’ fees (Note 3)	21,789
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	7,017
Sub-transfer agent fees (Note 3)	3,837
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	9,923
Miscellaneous	84,573

Total Expenses	646,520
Less reduction of expenses (Note 3)	(501,864)

Net Expenses	144,656

NET INVESTMENT INCOME	3,013,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	2,674,398

Net change in unrealized appreciation (depreciation) on investments	(9,556,038)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(6,881,640)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,868,469)

The accompanying notes are an integral part of the financial statements.

 10

Core Bond Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/21	YEAR ENDED
	(UNAUDITED)	12/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,013,171	$5,486,744
Net realized gain (loss) on investments	2,674,398	13,271,334
Net change in unrealized appreciation (depreciation) on investments	(9,556,038)	5,938,257

Net increase (decrease) from operations	(3,868,469)	24,696,335

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(22,169)	(273,050)
Class I	(28,548)	(250,900)
Class W	(2,081,313)	(16,916,170)
Class Z	(118,981)	(1,079,320)

Total distributions to shareholders	(2,251,011)	(18,519,440)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	33,947,494	134,963,968

Net increase (decrease) in net assets	27,828,014	141,140,863

NET ASSETS:

Beginning of period	351,702,240	210,561,377

End of period	$379,530,254	$351,702,240

The accompanying notes are an integral part of the financial statements.

 11

Core Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/21
	(UNAUDITED)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.28	$10.92	$10.30	$10.62	$10.52	$10.48
Income (loss) from investment operations:
Net investment income[1]	0.06	0.16	0.23	0.24	0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.22)	0.78	0.61	(0.32)	0.10	0.10
Total from investment operations	(0.16)	0.94	0.84	(0.08)	0.30	0.27
Less distributions to shareholders:
From net investment income	(0.04)	(0.16)	(0.22)	(0.24)	(0.19)	(0.17)
From net realized gain on investments	—	(0.42)	—	—	(0.01)	(0.06)
Total distributions to shareholders	(0.04)	(0.58)	(0.22)	(0.24)	(0.20)	(0.23)
Net asset value - End of period	$11.08	$11.28	$10.92	$10.30	$10.62	$10.52
Net assets - End of period (000’s omitted)	$5,978	$5,760	$2,382	$101,314	$119,137	$117,559
Total return[2]	(1.40% )	8.67%	8.18%	(0.75% )	2.91%	2.53%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.63% [3]	0.64%	0.69%	0.70%	0.70%	0.70%
Net investment income	1.08% [3]	1.38%	2.27%	2.35%	1.86%	1.61%
Series portfolio turnover	50%	110%	66%	78%	48%	75%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.07%	0.08%	0.07%	0.06%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

 12

Core Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/21
	(UNAUDITED)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33	$10.04	$9.52	$9.84	$9.77	$9.75
Income (loss) from investment operations:
Net investment income[1]	0.06	0.17	0.24	0.25	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.20)	0.72	0.55	(0.31)	0.09	0.10
Total from investment operations	(0.14)	0.89	0.79	(0.06)	0.30	0.28
Less distributions to shareholders:
From net investment income	(0.05)	(0.18)	(0.27)	(0.26)	(0.22)	(0.20)
From net realized gain on investments	—	(0.42)	—	—	(0.01)	(0.06)
Total distributions to shareholders	(0.05)	(0.60)	(0.27)	(0.26)	(0.23)	(0.26)
Net asset value - End of period	$10.14	$10.33	$10.04	$9.52	$9.84	$9.77
Net assets - End of period (000’s omitted)	$6,090	$4,387	$5,416	$76,761	$76,407	$64,763
Total return[2]	(1.34% )	8.93%	8.38%	(0.53% )	3.10%	2.80%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.45% [3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.28% [3]	1.67%	2.53%	2.60%	2.12%	1.86%
Series portfolio turnover	50%	110%	66%	78%	48%	75%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.00%	[3,4]	0.01%	0.06%	0.08%	0.07%	0.06%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

 13

Core Bond Series

Financial Highlights - Class W

	FOR THE
	SIX MONTHS		FOR THE
	ENDED	FOR THE	PERIOD
	6/30/21	YEAR ENDED	3/1/19[1] TO
	(UNAUDITED)	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.27	$10.90	$10.40
Income (loss) from investment operations:
Net investment income[2]	0.09	0.22	0.26
Net realized and unrealized gain (loss) on investments	(0.22)	0.78	0.54
Total from investment operations	(0.13)	1.00	0.80
Less distributions to shareholders:
From net investment income	(0.07)	(0.21)	(0.30)
From net realized gain on investments	—	(0.42)	—
Total distributions to shareholders	(0.07)	(0.63)	(0.30)
Net asset value - End of period	$11.07	$11.27	$10.90
Net assets - End of period (000’s omitted)	$344,984	$321,288	$192,391
Total return[3]	(1.17% )	9.31%	7.74%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [4]	0.05%	0.05% [4]
Net investment income	1.67% [4]	1.97%	2.87% [4]
Series portfolio turnover	50%	110%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.30%	[4]	0.32%	0.34%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

 14

Core Bond Series

Financial Highlights - Class Z

	FOR THE
	SIX MONTHS		FOR THE
	ENDED	FOR THE	PERIOD
	6/30/21	YEAR ENDED	3/1/19[1] TO
	(UNAUDITED)	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.35	$10.06	$9.62
Income (loss) from investment operations:
Net investment income[2]	0.07	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.19)	0.72	0.50
Total from investment operations	(0.12)	0.90	0.72
Less distributions to shareholders:
From net investment income	(0.06)	(0.19)	(0.28)
From net realized gain on investments	—	(0.42)	—
Total distributions to shareholders	(0.06)	(0.61)	(0.28)
Net asset value - End of period	$10.17	$10.35	$10.06
Net assets - End of period (000’s omitted)	$22,478	$20,266	$10,372
Total return[3]	(1.20% )	9.02%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30% [4]	0.30%	0.30% [4]
Net investment income	1.42% [4]	1.75%	2.64% [4]
Series portfolio turnover	50%	110%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%	[4]	0.07%	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

 15

Core Bond Series

Notes to Financial Statements

(Unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

 16

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$184,970,158	$—	$184,970,158	$—
States and political subdivisions (municipals)	6,687,180	—	6,687,180	—
Corporate debt:
Communication Services	13,874,726	—	13,874,726	—
Consumer Discretionary	5,706,014	—	5,706,014	—
Energy	22,920,502	—	22,920,502	—
Financials	14,024,930	—	14,024,930	—
Health Care	2,502,144	—	2,502,144	—
Industrials	20,467,065	—	20,467,065	—
Materials	1,882,703	—	1,882,703	—
Real Estate	10,954,425	—	10,954,425	—
Asset-backed securities	68,241,307	—	68,241,307	—
Commercial mortgage-backed securities	22,192,247	—	22,192,247	—
Short-Term Investment	4,805,035	4,805,035	—	—
Total assets	$379,228,436	$4,805,035	$374,423,401	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or June 30, 2021.

 17

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently

 18

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2021.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2021.

 19

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2017 through December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among

 20

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

3.	Transactions with Affiliates (continued)

all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the year ended December 31, 2020, the sub-transfer agency expenses incurred by Class S and Class I were $1,045 and $2,792, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $419,193 in management fees for Class W shares for the six months ended June 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $80, $77,760 and $4,831 for Class I, Class W and Class Z shares, respectively, for the six months ended June 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations.

 21

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	Total
Class I	$-	$448	$80	$528
Class W	136,322	171,244	77,760	385,326
Class Z	17,743	10,229	4,831	32,803

For the six months ended June 30, 2021, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $75,574,213 and $77,944,400, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $141,115,737 and $103,388,416, respectively.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	111,699	$1,229,767	577,999	$6,500,636
Reinvested	1,991	21,895	23,896	269,234
Repurchased	(84,736)	(936,022)	(309,325)	(3,559,363)
Total	28,954	$315,640	292,570	$3,210,507

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	313,909	$3,180,013	275,463	$2,832,664
Reinvested	2,534	25,526	22,732	234,637
Repurchased	(140,590)	(1,419,150)	(412,865)	(4,319,430)
Total	175,853	$1,786,389	(114,670)	$(1,252,129)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,611,697	$40,008,559	19,775,065	$224,513,766
Reinvested	176,117	1,935,256	1,451,618	16,338,440
Repurchased	(1,145,997)	(12,659,060)	(10,370,089)	(117,579,218)
Total	2,641,817	$29,284,755	10,856,594	$123,272,988

 22

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

5.	Capital Stock Transactions (continued)

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	285,936	$2,898,278	823,153	$8,664,897
Reinvested	11,794	118,982	104,383	1,079,320
Repurchased	(44,466)	(456,550)	(1,096)	(11,615)
Total	253,264	$2,560,710	926,440	$9,732,602

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended June 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2021.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2020 were as follows:

Ordinary income	$10,657,577
Long-term capital gains	$7,861,863

 23

Core Bond Series

Notes to Financial Statements (continued)

(Unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$377,236,308
Unrealized appreciation	6,117,550
Unrealized depreciation	(4,125,422)
Net unrealized appreciation	$1,992,128

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

 24

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 25

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-06/21-SAR

 26

Manning & Napier Fund, Inc.

Credit Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Credit Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The Hypothetical line in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/21	ENDING ACCOUNT VALUE 6/30/21	EXPENSES PAID DURING PERIOD* 1/1/21 - 6/30/21	ANNUALIZED EXPENSE RATIO
Class W
Actual	$1,000.00	$1,000.90	$0.50	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

*Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Credit Series

Portfolio Composition as of June 30, 2021
(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Credit Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 48.5%

Non-Convertible Corporate Bonds- 48.5%
Communication Services - 7.3%
Diversified Telecommunication Services - 3.5%
AT&T, Inc., 4.25%, 3/1/2027	1,600,000	$1,815,939
Verizon Communications, Inc., 4.272%, 1/15/2036	4,430,000	5,291,474
		7,107,413
Interactive Media & Services - 3.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,770,000	7,552,680
Total Communication Services		14,660,093

Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.0%
Expedia Group, Inc., 4.625%, 8/1/2027	1,700,000	1,922,201
Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	3,620,000	4,065,095
Total Consumer Discretionary		5,987,296

Energy - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	4,970,000	5,022,483
Energy Transfer LP, 6.50%, 2/1/2042	3,920,000	5,091,659
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,430,000	4,905,884
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,050,000	4,796,071
The Williams Companies, Inc., 2.60%, 3/15/2031	3,810,000	3,862,644
Total Energy		23,678,741

Financials - 7.4%
Banks - 5.5%
Bank of America Corp., 6.11%, 1/29/2037	2,320,000	3,178,601
Citigroup, Inc., 4.45%, 9/29/2027	2,940,000	3,358,654
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	4,310,000	4,532,317
		11,069,572
Capital Markets - 1.9%
Blackstone Secured Lending Fund,
2.75%, 9/16/2026[2]	1,880,000	1,906,251
Owl Rock Technology Finance Corp.,
3.75%, 6/17/2026[2]	1,890,000	1,988,192
		3,894,443
Total Financials		14,964,015
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.2%
Health Care Providers & Services - 1.2%
HCA, Inc., 4.125%, 6/15/2029	2,080,000	$2,344,351
Industrials - 10.5%
Airlines - 1.8%
Southwest Airlines Co., 5.125%, 6/15/2027	3,100,000	3,652,296
Industrial Conglomerates - 1.5%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.449%[3,4]	3,010,000	2,960,335
Road & Rail - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,640,000	1,877,538
Trading Companies & Distributors - 6.3%
Air Lease Corp., 3.625%, 4/1/2027	1,760,000	1,890,274
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,780,000	1,882,617
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	9,070,000	8,981,873
		12,754,764
Total Industrials		21,244,933

Materials - 1.0%
Metals & Mining - 1.0%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,900,000	1,976,318
Real Estate - 6.4%
Equity Real Estate Investment Trusts (REITS) - 6.4%
American Tower Corp., 3.80%, 8/15/2029	4,090,000	4,561,390
Camden Property Trust, 2.80%, 5/15/2030	2,035,000	2,158,662
Crown Castle International Corp., 3.80%, 2/15/2028	3,120,000	3,469,243
3.10%, 11/15/2029	1,105,000	1,173,191
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,400,000	1,451,919
Total Real Estate		12,814,405

TOTAL CORPORATE BONDS
(Identified Cost $93,887,325)		97,670,152

ASSET-BACKED SECURITIES - 28.1%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[2]	1,425,000	1,420,848
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,462,149	1,473,952
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	709,222	720,424

The accompanying notes are an integral part of the financial statements.

3

Credit Series

Investment Portfolio - June 30, 2021

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC, (continued)
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,242,790	$2,280,517
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	950,000	958,514
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,740,386	1,725,999
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	1,166,190	1,183,102
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,600,000	1,616,137
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	800,000	800,544
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	1,002,138
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,298,362
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	853,251	855,483
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class A, (Cayman Islands) (3 mo. LIBOR US + 1.070%), 1.195%, 1/20/2033[2,5]	2,000,000	2,000,318
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,183,583	1,219,716
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/2027[2]	950,000	948,444
Invitation Homes Trust, Series 2017- SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.932%, 12/17/2036[2,5]	1,784,805	1,786,370
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.142%, 12/27/2066[2,5]	2,089,233	2,123,837
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	1,178,717	1,190,449
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	803,957	802,556
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.792%, 2/25/2045[2,5]	1,150,054	1,144,752
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class A, (Cayman Islands) (3 mo. LIBOR US + 1.060%), 1.248%, 4/16/2033[2,5]	800,000	801,867
Series 2021-40A, Class B, (Cayman Islands) (3 mo. LIBOR US + 1.400%), 1.588%, 4/16/2033[2,5]	1,400,000	1,401,121
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,444,798	1,490,156
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 1.242%, 9/25/2065[2,5]	798,549	$809,534
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	500,000	510,898
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,900,000	1,900,225
SLM Student Loan Trust, Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 1.292%, 10/25/2034[5]	880,000	893,494
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 0.742%, 6/25/2055[5]	1,741,089	1,754,131
SMB Private Education Loan Trust, Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 1.823%, 5/17/2032[2,5]	1,830,000	1,853,404
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,548,627	1,586,596
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	329,575	341,115
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 0.851%, 10/15/2035[2,5]	1,492,642	1,498,181
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	1,291,198	1,320,412
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	345,602	354,318
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	1,054,786
Store Master Funding I-VII, Series 2018-1A, Class A1, 3.96%, 10/20/2048[2]	1,428,016	1,487,357
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[2]	1,849,333	1,830,229
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	2,500,000	2,542,439
Tricon American Homes, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,233,904	1,261,354
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,398,732	1,397,792
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,443,656	1,435,341
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,755,371

The accompanying notes are an integral part of the financial statements.

4

Credit Series

Investment Portfolio - June 30, 2021
(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	775,000	$810,104
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $55,936,677)		56,642,687

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.5%

Credit Suisse Mortgage Capital Certificates,
Series 2012-CIM3, Class A1, 2.50%, 11/25/2042[2,6]	429,172	436,362
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	409,572	415,502
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	1,127,804
Series K106, Class X1 (IO), 1.477%, 1/25/2030[6]	15,971,753	1,636,789
FREMF Mortgage Trust, Series 2015-K43, Class B, 3.860%, 2/25/2048[2,6]	400,000	433,744
Series 2015-K720, Class B, 3.511%, 7/25/2022[2,6]	2,500,000	2,565,133
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 0.873%, 2/15/2038[2,5]	1,900,000	1,902,261
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.073%, 10/15/2036[2,5]	1,500,000	1,499,987
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	528,161	538,616
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	710,000	727,278
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	2,098,348
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694%, 3/15/2050	1,496,000	1,652,717
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	1,039,248
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	532,589
Series 2018-H3, Class A5, 4.177%, 7/15/2051	1,000,000	1,156,076
Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	1,030,380
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 0.842%, 5/25/2055[2,5]	2,000,000	$2,002,994
Provident Funding Mortgage Trust, Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	881,218	888,309
Sequoia Mortgage Trust, Series 2013- 5, Class A1, 2.50%, 5/25/2043[2,6]	735,724	741,253
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/2050	1,000,000	1,104,024
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	1,500,000	1,642,063
Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	1,100,465
Series 2021-SAVE, Class A, (1 mo. LIBOR US + 1.150%), 1.223%, 2/15/2040[2,5]	909,022	912,769
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Identified Cost $26,547,452)		27,184,711

MUNICIPAL BONDS - 2.8%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	2,283,075
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	985,000	1,008,955
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,398,116
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	1,017,010
TOTAL MUNICIPAL BONDS
(Identified Cost $5,691,593)		5,707,156

MUTUAL FUND - 1.4%

iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $2,840,696)	47,795	2,895,899

The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2021
(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 1.4%

Mortgage-Backed Securities - 1.4%
Freddie Mac, Pool #RB5108, UMBS, 2.00%, 4/1/2041
(Identified Cost $2,845,533)	2,763,542	$2,824,980

SHORT-TERM INVESTMENT - 3.1%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[7]
(Identified Cost $6,187,265)	6,187,265	6,187,265

TOTAL INVESTMENTS - 98.8%
(Identified Cost $193,936,541)		199,112,850
OTHER ASSETS, LESS LIABILITIES - 1.2%		2,328,653
NET ASSETS - 100%		$201,441,503

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $95,927,848, which represented 47.6% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2021.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of June 30, 2021.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2021.

7Rate shown is the current yield as of June 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Statement of Assets and Liabilities
June 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $193,936,541) (Note 2)	$199,112,850
Receivable from Advisor (Note 3)	1,799
Receivable for securities sold	1,236,762
Interest receivable	1,123,487
Receivable for fund shares sold	4,755
Dividends receivable	125
Prepaid and other expenses	26,114

TOTAL ASSETS	201,505,892

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	21,181
Accrued Chief Compliance Officer service fees (Note 3)	1,451
Audit fees payable	26,456
Accrued printing and postage fees payable	11,736
Other payables and accrued expenses	3,565

TOTAL LIABILITIES	64,389

TOTAL NET ASSETS	$201,441,503

NET ASSETS CONSIST OF:

Capital stock	$191,469
Additional paid-in-capital	192,465,522
Total distributable earnings (loss)	8,784,512

TOTAL NET ASSETS	$201,441,503

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($201,441,503/19,146,945 shares)	$10.52

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statement of Operations
For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $2,136)	$2,177,590
Dividends	49,547

Total Investment Income	2,227,137

EXPENSES:

Management fees (Note 3)	240,491
Fund accounting and administration fees (Note 3)	31,315
Directors’ fees (Note 3)	11,560
Chief Compliance Officer service fees (Note 3)	2,982
Audit fees	25,311
Offering and Organizational expenses	16,165
Custodian fees	4,666
Miscellaneous	25,137

Total Expenses	357,627
Less reduction of expenses (Note 3)	(261,431)

Net Expenses	96,196

NET INVESTMENT INCOME	2,130,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	2,580,104

Net change in unrealized appreciation (depreciation) on investments	(4,316,575)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,736,471)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$394,470

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)	FOR THE PERIOD 4/14/20[1] TO 12/31/20

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,130,941	$3,116,465
Net realized gain (loss) on investments	2,580,104	2,137,540
Net change in unrealized appreciation (depreciation) on investments	(4,316,575)	9,488,787

Net increase (decrease) from operations	394,470	14,742,792

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class W	(1,647,695)	(4,705,055)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	10,568,171	182,088,820

Net increase (decrease) in net assets	9,314,946	192,126,557

NET ASSETS:

Beginning of period	192,126,557	—

End of period	$201,441,503	$192,126,557

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)	FOR THE PERIOD 4/14/20[1] TO 12/31/20

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.11	0.19
Net realized and unrealized gain (loss) on investments	(0.10)	0.68
Total from investment operations	0.01	0.87
Less distributions to shareholders:
From net investment income	(0.09)	(0.18)
From net realized gain on investments	—	(0.09)
Total distributions to shareholders	(0.09)	(0.27)
Net asset value - End of period	$10.52	$10.60
Net assets - End of period (000’s omitted)	$201,442	$192,127
Total return[3]	0.09%	8.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%	0.10%
Net investment income[4]	2.22%	2.52%
Series portfolio turnover	47%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:[4]

	0.27%	0.33%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Credit Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

11

Credit Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$2,824,980	$—	$2,824,980	$—
States and political subdivisions (municipals)	5,707,156	—	5,707,156	—
Corporate debt:
Communication Services	14,660,093	—	14,660,093	—
Consumer Discretionary	5,987,296	—	5,987,296	—
Energy	23,678,741	—	23,678,741	—
Financials	14,964,015	—	14,964,015	—
Health Care	2,344,351	—	2,344,351	—
Industrials	21,244,933	—	21,244,933	—
Materials	1,976,318	—	1,976,318	—
Real Estate	12,814,405	—	12,814,405	—
Asset-backed securities	56,642,687	—	56,642,687	—
Commercial mortgage-backed securities	27,184,711	—	27,184,711	—
Mutual fund	2,895,899	2,895,899	—	—
Short-Term Investment	6,187,265	6,187,265	—	—
Total assets	$199,112,850	$9,083,164	$190,029,686	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or June 30, 2021.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of

12

Credit Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk (continued)

certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Organization and Offering Costs

Upon commencement of operations, organization costs associated with the establishment of the Series were expensed by the Series. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

13

Credit Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation- indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2021.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2021.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its

14

Credit Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with

15

Credit Series

Notes to Financial Statements (continued)
(unaudited)

3.	Transactions with Affiliates (continued)

attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. There are no distribution and service fees on the Class W shares.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $240,491 in management fees for Class W shares for the six months ended June 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $20,940 for Class W shares for the six months ended June 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	EXPIRING DECEMBER 31,
CLASS	2023	2024	Total
Class W	$93,809	$20,940	$114,749

For the six months ended June 30, 2021, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $86,955,823 and $78,970,465, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $12,412,544 and $9,778,377, respectively.

16

Credit Series

Notes to Financial Statements (continued)
(unaudited)

5.	Capital Stock Transactions

Transactions in Class W shares of Credit Series were:

CLASS W	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE PERIOD 4/14/20 (COMMENCEMENT OF OPERATIONS) TO 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,989,952	$20,778,354	19,012,780	$191,266,907
Reinvested	152,551	1,590,777	434,202	4,557,331
Repurchased	(1,127,793)	(11,800,960)	(1,314,747)	(13,735,418)
Total	1,014,710	$10,568,171	18,132,235	$182,088,820

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2021.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period ended December 31, 2020 were as follows:

Ordinary income	$4,705,055

17

Credit Series

Notes to Financial Statements (continued)
(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$193,934,223
Unrealized appreciation	5,430,921
Unrealized depreciation	(352,294)
Net unrealized appreciation	$5,178,627

9.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

18

Credit Series

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-06/21-SAR

19

Manning & Napier Fund, Inc.

High Yield Bond Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	1/1/21	6/30/21	1/1/21 - 6/30/21	RATIO
Class S
Actual	$1,000.00	$1,061.20	$4.60	0.90%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,063.20	$3.33	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class W
Actual	$1,000.00	$1,066.50	$0.51	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,063.60	$2.56	0.50%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

High Yield Bond Series

Portfolio Composition as of June 30, 2021

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

 2

High Yield Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS - 0.5%

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Jonah Energy Parent LLC*2
(Identified Cost $980,115)	65,341	$980,115

PREFERRED STOCKS - 2.0%

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Dynagas LNG Partners LP, Series A (Monaco), 9.00%[3]	15,120	387,073
Health Care - 0.9%
Pharmaceuticals - 0.9%
Harrow Health, Inc., 8.625%, 4/30/2026	70,000	1,848,000
Information Technology - 0.9%
Software - 0.9%
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	71,755	1,793,875
TOTAL PREFERRED STOCKS
(Identified Cost $3,912,522)		4,028,948

LOAN ASSIGNMENTS - 3.2%

ASP L.S. Acquisition Corp., Second Lien Initial Loan, (6 mo. LIBOR US + 7.50%), 8.25%, 4/30/2029[4]	2,500,000	2,493,750
American Axle & Manufacturing, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%), 3.00%, 4/6/2024[4]	1,561,298	1,554,335
Jazz Financing Lux S.A.R.L., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.500%), 4.00%, 5/5/2028[4]	2,500,000	2,507,025
TOTAL LOAN ASSIGNMENTS
(Identified Cost $6,545,539)		6,555,110

CORPORATE BONDS - 89.2%

Non-Convertible Corporate Bonds- 89.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.8%
Lumen Technologies, Inc., 7.50%, 4/1/2024	1,445,000	1,622,013
Media - 2.3%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[5]	2,600,000	2,626,000
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[5]	1,885,000	1,943,548
		4,569,548
Total Communication Services		6,191,561

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 6.6%
Auto Components - 1.5%
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029[5]	2,800,000	$2,931,600
Automobiles - 1.6%
Ford Motor Co., 9.00%, 4/22/2025	2,705,000	3,334,913
Diversified Consumer Services - 1.3%
StoneMor, Inc., 8.50%, 5/15/2029[5]	2,680,000	2,710,150
Hotels, Restaurants & Leisure - 0.7%
Affinity Gaming, 6.875%, 12/15/2027[5]	1,370,000	1,453,913
Household Durables - 1.5%
STL Holding Co. LLC, 7.50%, 2/15/2026[5]	2,830,000	2,978,575

Total Consumer Discretionary		13,409,151

Consumer Staples - 1.1%
Food & Staples Retailing - 1.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[5]	2,270,000	2,250,138
Energy - 17.0%
Energy Equipment & Services - 1.5%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	3,000,000	2,938,710
Oil, Gas & Consumable Fuels - 15.5%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 7.50%, 5/1/2025[5]	1,930,000	1,884,162
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[5]	4,200,000	4,084,500
Energy Ventures Gom LLC - EnVen Finance Corp., 11.75%, 4/15/2026[5]	2,600,000	2,711,488
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[5]	2,357,496	2,457,690
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[5]	2,560,000	2,380,800
Navigator Holdings Ltd., 8.00%, 9/10/2025[5]	2,750,000	2,873,750
New Fortress Energy, Inc., 6.75%, 9/15/2025[5]	2,260,000	2,319,325
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	2,990,000	2,945,150
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[5]	2,535,000	2,694,832
PetroTal Corp. (Peru), 12.00%, 2/16/2024[5]	2,275,000	2,343,250
Talos Production, Inc., 12.00%, 1/15/2026	2,590,000	2,745,400

The accompanying notes are an integral part of the financial statements.

 3

High Yield Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tiger Holdco Pte Ltd. (India), 13.00%, 6/10/2023[6]	2,025,000	$2,045,883
		31,486,230
Total Energy		34,424,940
Financials - 22.6%
Banks - 2.2%
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[3,5,7]	3,250,000	3,529,825
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	868,000	936,572
		4,466,397
Capital Markets - 5.5%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[5]	2,400,000	2,489,448
Gladstone Capital Corp., 5.125%, 1/31/2026	2,000,000	2,110,000
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027[5]	1,855,000	1,915,288
PennantPark Floating Rate Capital Ltd., 4.25%, 4/1/2026	2,300,000	2,318,061
StoneX Group, Inc., 8.625%, 6/15/2025[5]	2,230,000	2,383,312
		11,216,109
Consumer Finance - 4.8%
Credit Acceptance Corp., 6.625%, 3/15/2026	2,370,000	2,494,425
Navient Corp., 6.75%, 6/25/2025	3,275,000	3,622,969
PRA Group, Inc., 7.375%, 9/1/2025[5]	1,955,000	2,108,956
SLM Corp., 5.125%, 4/5/2022	1,483,000	1,510,806
		9,737,156
Diversified Financial Services - 4.8%
Burford Capital Global Finance LLC, 6.25%, 4/15/2028[5]	3,000,000	3,150,810
Clear Street Holdings LLC, 5.875%, 5/15/2026[8]	1,500,000	1,512,630
FS Energy & Power Fund, 7.50%, 8/15/2023[5]	2,415,000	2,493,488
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[5]	2,500,000	2,616,350
		9,773,278
Insurance - 1.4%
Enact Holdings, Inc., 6.50%, 8/15/2025[5]	2,645,000	2,915,319

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 1.6%
Starwood Property Trust, Inc., 4.75%, 3/15/2025	3,100,000	$3,224,000
Thrifts & Mortgage Finance - 2.3%
MGIC Investment Corp., 5.25%, 8/15/2028	2,060,000	2,183,600
Radian Group, Inc., 4.875%, 3/15/2027	2,205,000	2,397,937
		4,581,537
Total Financials		45,913,796

Health Care - 2.6%
Pharmaceuticals - 2.6%
Bausch Health Companies, Inc., 5.00%, 2/15/2029[5]	2,950,000	2,750,875
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.75%, 3/1/2028	2,200,000	2,409,000

Total Health Care		5,159,875

Industrials - 18.4%
Airlines - 3.4%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[5]	3,128,112	3,508,554
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	1,809,489	1,791,975
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	1,528,322	1,578,136
		6,878,665
Commercial Services & Supplies - 4.3%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.668%, 5/12/2025[4,5]	2,900,000	2,871,000
CPI CG, Inc., 8.625%, 3/15/2026[5]	2,345,000	2,491,562
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[5]	3,070,000	3,391,337
		8,753,899
Construction & Engineering - 2.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[5]	2,321,000	2,443,317
Dycom Industries, Inc., 4.50%, 4/15/2029[5]	2,702,000	2,725,399
		5,168,716
Electrical Equipment - 0.8%
EnerSys, 4.375%, 12/15/2027[5]	1,485,000	1,545,425

The accompanying notes are an integral part of the financial statements.

 4

High Yield Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 1.4%
Titan International, Inc., 7.00%, 4/30/2028[5]	2,625,000	$2,746,406
Marine - 5.3%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	4,355,000	4,468,230
Diana Shipping, Inc. (Greece), 8.375%, 6/22/2026[5]	3,000,000	3,027,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[5]	1,380,000	1,524,900
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[5]	1,600,000	1,664,000
		10,684,130
Trading Companies & Distributors - 0.7%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[5]	1,320,000	1,526,250
Total Industrials		37,303,491

Materials - 7.6%
Metals & Mining - 7.6%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[5]	3,700,000	3,838,750
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[5]	2,555,000	2,658,094
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[5]	2,479,000	2,618,444
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[5]	2,339,000	2,596,290
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[9,10]	6,535,000	653
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[5]	3,625,000	3,751,875
Total Materials		15,464,106

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 6.1%
Equity Real Estate Investment Trusts (REITS) - 2.8%
HAT Holdings I LLC - HAT Holdings II LLC, 3.375%, 6/15/2026[5]	2,845,000	$2,866,337
IIP Operating Partnership LP, 5.50%, 5/25/2026[5]	2,825,000	2,908,019
		5,774,356
Real Estate Management & Development - 1.8%
Forestar Group, Inc., 3.85%, 5/15/2026[5]	1,775,000	1,791,064
The Howard Hughes Corp., 4.125%, 2/1/2029[5]	1,860,000	1,859,684
		3,650,748
Real Estate Management & Development - 1.5%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[5]	3,000,000	3,009,863
Total Real Estate		12,434,967

Utilities - 4.1%
Independent Power and Renewable Electricity Producers - 2.8%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[5]	2,750,000	2,801,700
Vistra Operations Co. LLC, 4.375%, 5/1/2029[5]	2,820,000	2,834,100
		5,635,800
Water Utilities - 1.3%
Solaris Midstream Holdings LLC, 7.625%, 4/1/2026[5]	2,585,000	2,740,100
Total Utilities		8,375,900
TOTAL CORPORATE BONDS
(Identified Cost $175,878,974)		180,927,925

SHORT-TERM INVESTMENT - 2.2%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[11]
(Identified Cost $4,455,323)	4,455,323	4,455,323

TOTAL INVESTMENTS - 97.1%
(Identified Cost $191,772,473)		196,947,421
OTHER ASSETS, LESS LIABILITIES - 2.9%		5,868,014
NET ASSETS - 100%		$202,815,435

LIBOR - London Interbank Offered Rate

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

 5

High Yield Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

3Security is perpetual in nature and has no stated maturity date.

4Floating rate security. Rate shown is the rate in effect as of June 30, 2021.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the”1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $132,736,862, which represented 65.4%of the Series’ Net Assets.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the”1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on March 10, 2021 and June 18, 2021 at a cost of $1,960,000. The value of the security at June 30, 2021 was $2,045,883, or 1.0%of the Series’ Net Assets.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2021.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the”1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on May 6, 2021 at a cost of $1,500,000. The value of the security at June 30, 2021 was $1,512,630, or 0.7%of the Series’ Net Assets.

9Issuer filed for bankruptcy and/or is in default of interest payments.

10Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the”1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017, September 6, 2018 and on dates between May 8, 2020 and May 15, 2020 at an aggregate cost of $1,518,841. The value of the security at June 30, 2021 was $653, or less than 0.1%of the Series’ Net Assets.

11Rate shown is the current yield as of June 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 6

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $191,772,473) (Note 2)	$196,947,421
Cash	3,073,973
Interest receivable	3,037,442
Receivable for fund shares sold	2,986,987
Receivable for securities sold	1,025,000
Dividends receivable	236
Prepaid and other expenses	36,930

TOTAL ASSETS	207,107,989

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	26,397
Accrued management fees (Note 3)	14,021
Accrued sub-transfer agent fees (Note 3)	13,870
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	4,410
Accrued Chief Compliance Officer service fees (Note 3)	1,451
Payable for securities purchased	4,136,803
Payable for fund shares repurchased	50,224
Other payables and accrued expenses	45,378

TOTAL LIABILITIES	4,292,554

TOTAL NET ASSETS	$202,815,435

NET ASSETS CONSIST OF:

Capital stock	$198,723
Additional paid-in-capital	188,904,498
Total distributable earnings (loss)	13,712,214

TOTAL NET ASSETS	$202,815,435

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($26,998,634/2,540,948 shares)	$10.63

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($36,420,874/4,066,113 shares)	$8.96

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($131,683,161/12,404,697 shares)	$10.62

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($7,712,766/860,542 shares)	$8.96

The accompanying notes are an integral part of the financial statements.

 7

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest	$5,393,999
Dividends	10,033

Total Investment Income	5,404,032

EXPENSES:

Management fees (Note 3)	347,943
Fund accounting and administration fees (Note 3)	37,885
Sub-transfer agent fees (Note 3)	24,723
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	18,797
Directors’ fees (Note 3)	9,299
Chief Compliance Officer service fees (Note 3)	2,982
Audit fees	29,849
Registration and filing fees	28,152
Custodian fees	5,026
Miscellaneous	34,785

Total Expenses	539,441
Less reduction of expenses (Note 3)	(304,843)

Net Expenses	234,598

NET INVESTMENT INCOME	5,169,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	7,452,058

Net change in unrealized appreciation (depreciation) on investments	(1,529,938)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,922,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,091,554

The accompanying notes are an integral part of the financial statements.

 8

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/21	YEAR ENDED
	(UNAUDITED)	12/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,169,434	$8,081,089
Net realized gain (loss) on investments	7,452,058	5,573,961
Net change in unrealized appreciation (depreciation) on investments	(1,529,938)	7,395,942

Net increase (decrease) from operations	11,091,554	21,050,992

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(334,674)	(509,115)
Class I	(808,076)	(1,217,048)
Class W	(2,713,293)	(6,305,940)
Class Z	(53,287)	(110,904)

Total distributions to shareholders	(3,909,330)	(8,143,007)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	41,133,022	75,515,629

Net increase (decrease) in net assets	48,315,246	88,423,614

NET ASSETS:

Beginning of period	154,500,189	66,076,575

End of period	$202,815,435	$154,500,189

The accompanying notes are an integral part of the financial statements.

 9

High Yield Bond Series

Financial Highlights - Class S

			FOR THE YEAR ENDED
	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.19		$10.10	$9.47	$10.09	$9.79	$9.21
Income (loss) from investment operations:
Net investment income[1]	0.28		0.57	0.57	0.53	0.54	0.56
Net realized and unrealized gain (loss) on investments	0.35		0.03	0.73	(0.65)	0.28	0.66
Total from investment operations	0.63		0.60	1.30	(0.12)	0.82	1.22
Less distributions to shareholders:
From net investment income	(0.19)		(0.51)	(0.67)	(0.50)	(0.51)	(0.64)
From return of capital	—		—	—	—	(0.01)	—
Total distributions to shareholders	(0.19)		(0.51)	(0.67)	(0.50)	(0.52)	(0.64)

Net asset value - End of period	$10.63		$10.19	$10.10	$9.47	$10.09	$9.79
Net assets - End of period (000’s omitted)	$26,999		$10,197	$13,113	$82,399	$94,533	$89,921
Total return[2]	6.22%		6.28%	13.97%	(1.31% )	8.49%	13.41%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[3]	0.90%	0.90%	0.90%	0.90%	0.94%
Net investment income	5.31%	[3]	5.91%	5.90%	5.32%	5.31%	5.82%
Series portfolio turnover	76%		208%	143%	100%	106%	77%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.05%	[3]	0.13%	0.12%	0.08%	0.07%	0.02%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

 10

High Yield Bond Series

Financial Highlights - Class I

			FOR THE YEAR ENDED
	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.62		$8.63	$8.20	$8.80	$8.61	$8.18
Income (loss) from investment operations:
Net investment income[1]	0.24		0.51	0.53	0.49	0.49	0.52
Net realized and unrealized gain (loss) on investments	0.30		0.02	0.61	(0.57)	0.25	0.57
Total from investment operations	0.54		0.53	1.14	(0.08)	0.74	1.09
Less distributions to shareholders:
From net investment income	(0.20)		(0.54)	(0.71)	(0.52)	(0.54)	(0.66)
From return of capital	—		—	—	—	(0.01)	—
Total distributions to shareholders	(0.20)		(0.54)	(0.71)	(0.52)	(0.55)	(0.66)

Net asset value - End of period	$8.96		$8.62	$8.63	$8.20	$8.80	$8.61
Net assets - End of period (000’s omitted)	$36,421		$22,477	$20,974	$32,962	$26,459	$22,658
Total return[2]	6.32%		6.60%	14.24%	(0.98% )	8.68%	13.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[3]	0.65%	0.65%	0.65%	0.65%	0.68%
Net investment income	5.56%	[3]	6.17%	6.17%	5.63%	5.57%	6.04%
Series portfolio turnover	76%		208%	143%	100%	106%	77%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%	[3]	0.10%	0.13%	0.08%	0.07%	0.02%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

 11

High Yield Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		FOR THE YEAR ENDED 12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.17		$10.08	$10.01
Income from investment operations:
Net investment income[2]	0.32		0.64	0.56
Net realized and unrealized gain (loss) on investments	0.35		0.03	0.27
Total from investment operations	0.67		0.67	0.83
Less distributions to shareholders:
From net investment income.	(0.22)		(0.58)	(0.76)

Net asset value - End of period	$10.62		$10.17	$10.08
Net assets - End of period (000’s omitted)	$131,683		$119,895	$30,363
Total return[3]	6.65%		7.11%	8.63%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4]	0.10%	0.10%	[4]
Net investment income	6.11%	[4]	6.76%	6.66%	[4]
Series portfolio turnover	76%		208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.47%	[4]	0.54%	0.59%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		FOR THE YEAR ENDED 12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.62		$8.64	$8.67
Income from investment operations:
Net investment income[2]	0.26		0.52	0.46
Net realized and unrealized gain (loss) on investments	0.28		0.01	0.23
Total from investment operations	0.54		0.53	0.69
Less distributions to shareholders:
From net investment income	(0.20)		(0.55)	(0.72)

Net asset value - End of period	$8.96		$8.62	$8.64
Net assets - End of period (000’s omitted)	$7,713		$1,931	$1,627
Total return[3]	6.36%		6.59%	8.26%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[4]	0.50%	0.50%	[4]
Net investment income	5.73%	[4]	6.32%	6.26%	[4]
Series portfolio turnover	76%		208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.07%	[4]	0.14%	0.19%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as High Yield Bond Series Class I common stock and High Yield Bond Series Class Z common stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Energy	$980,115	$—	$—	$980,115
Preferred securities:
Energy	387,073	387,073	—	—
Health Care	1,848,000	1,848,000	—	—
Information Technology	1,793,875	—	1,793,875	—
Debt securities:
Loan Assignments	6,555,110	—	6,555,110	—
Corporate debt:
Communication Services	6,191,561	—	6,191,561	—
Consumer Discretionary	13,409,151	—	13,409,151	—
Consumer Staples	2,250,138	—	2,250,138	—
Energy	34,424,940	—	34,424,940	—
Financials	45,913,796	—	45,913,796	—
Health Care	5,159,875	—	5,159,875	—
Industrials	37,303,491	—	37,303,491	—
Materials	15,464,106	—	15,464,106	—
Real Estate	12,434,967	—	12,434,967	—
Utilities	8,375,900	—	8,375,900	—
Short-Term Investment	4,455,323	4,455,323	—	—
Total assets	$196,947,421	$6,690,396	$189,276,910	$980,115

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2021.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2021.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2017 through December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2021, the sub-transfer agency expenses incurred by Class S and Class I were $9,680 and $15,043, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $252,992 in management fees for Class W for the six months ended June 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $3,674, $3,014, $44,348 and $815 for Class S, Class I, Class W, and Class Z, respectively, for the six months ended June 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	Total
Class S	$18,519	$13,633	$3,674	$35,826
Class I	22,088	17,756	3,014	42,858
Class W	82,483	126,979	44,348	253,810
Class Z	14,052	2,226	815	17,093

For the six months ended June 30, 2021, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $164,594,757 and $126,325,172, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,893,347	$19,925,323	1,374,004	$13,470,435
Reinvested	24,773	260,010	43,968	426,693
Repurchased	(377,879)	(3,953,247)	(1,715,055)	(16,444,271)
Total	1,540,241	$16,232,086	(297,083)	$(2,547,143)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,218,593	$28,482,938	1,549,016	$12,741,074
Reinvested	88,776	785,799	143,819	1,184,486
Repurchased	(1,849,676)	(16,398,313)	(1,513,585)	(12,480,382)
Total	1,457,693	$12,870,424	179,250	$1,445,178

CLASS W	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	795,245	$8,220,338	9,470,532	$82,557,027
Reinvested	245,702	2,569,014	617,247	5,999,867
Repurchased	(425,050)	(4,434,680)	(1,311,183)	(12,237,390)
Total	615,897	$6,354,672	8,776,596	$76,319,504

 20

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/21		FOR THE YEAR ENDED 12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	814,434	$7,248,436	27,724	$236,362
Reinvested	6,013	53,287	13,462	110,904
Repurchased	(183,821)	(1,625,883)	(5,700)	(49,176)
Total	636,626	$5,675,840	35,486	$298,090

Approximately 65% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended June 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2021.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. No such investments were held by the Series as of June 30, 2021.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital

 21

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2020 were as follows:

Ordinary income	$8,143,007

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$191,772,357
Unrealized appreciation	6,961,159
Unrealized depreciation	(1,786,095)

Net unrealized appreciation	$5,175,064

As of December 31, 2020, the Series had net long-term capital loss carryforwards of $166,357, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

 22

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-06/21-SAR

 23

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Unconstrained Bond Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/21	ENDING ACCOUNT VALUE 6/30/21	EXPENSES PAID DURING PERIOD* 1/1/21 - 6/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,021.90	$3.66	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Class I
Actual	$1,000.00	$1,022.70	$2.51	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class W
Actual	$1,000.00	$1,024.90	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2021
(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	SHARES/
	PRINCIPAL	value
	AMOUNT[1]1	(NOTE 2)

COMMON STOCKS - 0.2%

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Jonah Energy Parent LLC*[2]
(Identified Cost $1,288,725)	85,915	$1,288,725

PREFERRED STOCKS - 0.8%

Health Care - 0.4%
Pharmaceuticals - 0.4%
Harrow Health, Inc., 8.625%, 4/30/2026	105,000	2,772,000
Information Technology - 0.4%
Software - 0.4%
Synchronoss Technologies, Inc.,
8.375%, 6/30/2026	124,955	3,123,875

TOTAL PREFERRED STOCKS
(Identified Cost $5,730,824)		5,895,875

LOAN ASSIGNMENTS - 2.4%

ASP L.S. Acquisition Corp., Second
Lien Initial Loan, (6 mo. LIBOR US +
7.50%), 8.25%, 4/30/2029[3]	3,500,000	3,491,250
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, (1 mo. LIBOR
US + 2.25%), 3.00%, 4/6/2024[3]	4,683,895	4,663,005
Tutor Perini Corp., Term Loan, (3
mo. LIBOR US + 4.75%), 5.75%,
8/18/2027[3]	4,962,500	5,012,125
Jazz Financing Lux S.A.R.L., Initial
Dollar Term Loan, (1 mo. LIBOR US
+ 3.500%), 4.00%, 5/5/2028[3]	3,500,000	3,509,835

TOTAL LOAN ASSIGNMENTS
(Identified Cost $16,524,944)		16,676,215

CORPORATE BONDS - 45.8%

Non-Convertible Corporate Bonds- 45.8%
Communication Services - 3.9%
Diversified Telecommunication Services - 2.0%
AT&T, Inc., 4.25%, 3/1/2027	2,000,000	2,269,924
Lumen Technologies, Inc., 7.50%,
4/1/2024	5,990,000	6,723,775
Verizon Communications, Inc.,
4.272%, 1/15/2036	4,000,000	4,777,855
		13,771,554

Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[4]	6,650,000	7,418,806

	SHARES/
	PRINCIPAL		VALUE
	AMOUNT[1]1		(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media - 0.2%
Beasley Mezzanine Holdings LLC,
8.625%, 2/1/2026[4]		1,545,000	$1,560,450
Wireless Telecommunication Services - 0.7%
Sprint Corp., 7.25%, 9/15/2021		4,918,000	4,990,688

Total Communication Services			27,741,498

Consumer Discretionary - 2.9%
Automobiles - 1.0%
Ford Motor Co., 8.50%, 4/21/2023		4,000,000	4,463,800
Ford Motor Credit Co. LLC,
3.219%, 1/9/2022		950,000	960,165
2.979%, 8/3/2022		2,050,000	2,078,187
			7,502,152
Diversified Consumer Services - 0.5%
StoneMor, Inc., 8.50%, 5/15/2029[4]		3,420,000	3,458,475
Household Durables - 0.5%
STL Holding Co. LLC, 7.50%,
2/15/2026[4]		3,195,000	3,362,738
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (China),
4.00%, 12/6/2037		3,210,000	3,604,683
North Investment Group AB (Sweden)
(3 mo. STIB + 9.000%), 9.00%,
5/5/2024[3,4]	SEK	23,750,000	2,775,149
			6,379,832
Total Consumer Discretionary			20,703,197

Consumer Staples - 0.3%
Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC, 5.00%,
12/15/2028[4]		2,300,000	2,279,875

Energy - 8.4%
Energy Equipment & Services - 0.5%
Kent Global plc (United Kingdom),
10.00%, 6/28/2026		3,500,000	3,428,495
Oil, Gas & Consumable Fuels - 7.9%
BP Capital Markets America, Inc.,
3.06%, 6/17/2041		5,250,000	5,305,440
Brooge Petroleum and Gas
Investment Co. FZE (United Arab
Emirates), 8.50%, 9/24/2025[4]		6,800,000	6,613,000
Energy Ventures Gom LLC - EnVen
Finance Corp., 11.75%, 4/15/2026[4]		3,500,000	3,650,080
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038		3,500,000	5,006,004
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[4]		3,000,000	2,790,000

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021

(unaudited)

	SHARES/
	PRINCIPAL		VALUE
	AMOUNT[1][1]		(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Navigator Holdings Ltd., 8.00%,
9/10/2025[4]		3,550,000	$3,709,750
NGL Energy Partners LP - NGL
Energy Finance Corp., 7.50%,
11/1/2023		3,535,000	3,481,975
PetroTal Corp. (Peru), 12.00%,
2/16/2024[4]		3,400,000	3,502,000
Sabine Pass Liquefaction LLC, 5.75%,
5/15/2024		7,000,000	7,855,815
Talos Production, Inc., 12.00%,
1/15/2026		3,510,000	3,720,600
The Williams Companies, Inc., 2.60%,
3/15/2031		3,550,000	3,599,051
Tiger Holdco Pte Ltd. (India), 13.00%,
6/10/2023[5]		6,075,000	6,137,649
			55,371,364
Total Energy			58,799,859

Financials - 11.9%
Banks - 3.1%
Bank of America Corp.,
(3 mo. LIBOR US + 0.760%),
0.879%, 9/15/2026[3]		3,561,000	3,539,799
6.11%, 1/29/2037		2,300,000	3,151,199
Citigroup, Inc., 4.45%, 9/29/2027		3,700,000	4,226,878
JPMorgan Chase & Co., 8.00%,
4/29/2027		3,000,000	4,048,018
Lloyds Bank plc (United Kingdom) (3
mo. LIBOR US + 11.756%), 12.00%[4,6,7]		3,000,000	3,258,300
Popular, Inc. (Puerto Rico), 6.125%,
9/14/2023		3,053,000	3,294,187
			21,518,381

Capital Markets - 2.7%
Blackstone Secured Lending Fund,
2.75%, 9/16/2026[4]		1,850,000	1,875,832
Drawbridge Special Opportunities
Fund LP - Drawbridge Special
Opportunities Finance Corporation,
3.875%, 2/15/2026[4]		2,850,000	2,956,220
Gladstone Capital Corp., 5.125%,
1/31/2026		3,000,000	3,165,000
Owl Rock Technology Finance Corp.,
3.75%, 6/17/2026[4]		3,000,000	3,155,861
PennantPark Floating Rate Capital
Ltd., 4.25%, 4/1/2026		3,500,000	3,527,484
StoneX Group, Inc., 8.625%,
6/15/2025[4]		3,580,000	3,826,125
VNV Global AB (Sweden), 5.50%,
6/24/2024[4]	SEK	7,500,000	874,776
			19,381,298

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 2.8%
Credit Acceptance Corp., 5.125%,
12/31/2024[4]	3,017,000	$3,126,366
Navient Corp.,
7.25%, 1/25/2022	1,050,000	1,089,060
5.50%, 1/25/2023	2,417,000	2,549,210
6.75%, 6/25/2025	3,050,000	3,374,062
PRA Group, Inc., 7.375%, 9/1/2025[4]	3,570,000	3,851,138
SLM Corp., 5.125%, 4/5/2022	5,336,000	5,436,050
		19,425,886

Diversified Financial Services - 1.4%
Clear Street Holdings LLC, 5.875%,
5/15/2026[8]	3,500,000	3,529,470
FS Energy & Power Fund, 7.50%,
8/15/2023[4]	3,085,000	3,185,262
Liberty Commercial Finance LLC,
6.00%, 6/30/2026[4]	3,000,000	3,005,178
		9,719,910

Diversified Financial Sevices - 0.6%
Legal Business Services LLC, 8.00%,
6/15/2026[9]	4,000,000	3,996,560

Insurance - 0.0%##
Enact Holdings, Inc., 6.50%,
8/15/2025[4]	220,000	242,484

Mortgage Real Estate Investment Trusts (REITS) - 1.3%
Arbor Realty Trust, Inc.,
8.00%, 4/30/2023[4]	3,555,000	3,757,481
5.00%, 4/30/2026[4]	3,500,000	3,486,011
Starwood Property Trust, Inc., 5.00%,
12/15/2021	2,150,000	2,160,750
		9,404,242
Total Financials		83,688,761

Industrials - 8.1%
Airlines - 2.4%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[4]	5,944,316	6,667,265
Southwest Airlines Co., 5.25%,
5/4/2025	3,000,000	3,424,060
United Airlines Pass-Through Trust,
Series 2019-2, Class B, 3.50%,
5/1/2028	3,395,031	3,362,171
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026	3,335,931	3,444,663
		16,898,159

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 1.5%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.668%, 5/12/2025[3,4]		7,000,000	$6,930,000
CPI CG, Inc., 8.625%, 3/15/2026[4]		3,540,000	3,761,250
			10,691,250
Marine - 2.4%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025		6,085,000	6,243,210
Diana Shipping, Inc. (Greece), 8.375%, 6/22/2026[4]		3,500,000	3,531,500
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]		7,000,000	7,280,000
			17,054,710
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[7]		1,500,000	1,717,260
Trading Companies & Distributors - 1.6%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[4]		1,500,000	1,586,475
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[4]		9,000,000	9,283,555
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[4]		20,000	23,125
			10,893,155
Total Industrials			57,254,534

Information Technology - 0.5%
Software - 0.5%
Media and Games Invest SE (Malta) (3 mo. EURIBOR + 5.750%), 5.75%, 11/27/2024[3,4]	EUR	2,700,000	3,265,876

Materials - 3.0%
Metals & Mining - 3.0%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[4]		6,800,000	7,055,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[4]		1,133,000	1,178,717
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]		3,425,000	3,617,656
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]		1,750,000	1,820,293
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[10,11]		5,870,000	587
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[4]		6,880,000	7,120,800
Total Materials			20,793,053
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 4.8%
Equity Real Estate Investment Trusts (REITS) - 4.3%
American Tower Corp., 3.80%, 8/15/2029	8,250,000	$9,200,847
Camden Property Trust, 2.80%, 5/15/2030	3,225,000	3,420,976
Crown Castle International Corp., 3.10%, 11/15/2029	5,000,000	5,308,554
3.30%, 7/1/2030	1,850,000	1,983,379
IIP Operating Partnership LP, 5.50%, 5/25/2026[4]	3,500,000	3,602,855
SBA Tower Trust, 2.836%, 1/15/2025[4]	3,500,000	3,672,707
1.884%, 1/15/2026[4]	2,750,000	2,760,267
		29,949,585
Real Estate Management & Development - 0.5%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]	3,500,000	3,511,507
Total Real Estate		33,461,092

Utilities - 2.0%
Electric Utilities - 1.5%
Alexander Funding Trust, 1.841%, 11/15/2023[4]	10,000,000	10,185,667
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[4]	3,500,000	3,695,825

Total Utilities		13,881,492

TOTAL CORPORATE BONDS
(Identified Cost $317,337,378)		321,869,237

ASSET-BACKED SECURITIES - 32.8%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[4]	4,833,000	4,818,919
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[4]	5,399,439	5,443,023
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,912,953	3,977,505
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,908,758	1,940,866
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[4]	6,478,102	6,424,551
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	2,774,841	2,768,022
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	3,223,298	3,303,631

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CoreVest American Finance Trust, Series 2019-1, Class A, 3.324%, 3/15/2052[4]	4,495,744	$4,764,248
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	2,563,352	2,683,386
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	1,791,862	1,775,662
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	1,228,245	1,215,800
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 2/15/2028[4]	2,015,343	2,030,957
Series 2021-2A, Class C, 1.64%, 6/17/2030[4]	3,800,000	3,808,127
Series 2021-3A, Class C, 1.63%, 9/16/2030[4]	3,000,000	2,999,671
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	5,267,582
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,978,563
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/2038[4,12]	2,727,591	2,829,899
Series 2021-A, Class A, 1.80%, 11/25/2045[4]	2,607,156	2,613,976
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. LIBOR US + 1.220%), 1.295%, 4/16/2028[3,4]	3,000,000	3,000,933
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class A, (Cayman Islands) (3 mo. LIBOR US + 1.070%), 1.195%, 1/20/2033[3,4]	6,000,000	6,000,954
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	4,552,240	4,691,214
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[4]	3,000,000	2,998,585
Invitation Homes Trust, Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.932%, 12/17/2036[3,4]	446,201	446,592
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.232%, 12/17/2036[3,4]	399,933	400,455
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	1,030,874	1,050,125
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.375%), 1.565%, 1/17/2030[3,4]	2,400,000	2,382,850
Marlette Funding Trust, Series 2019- 2A, Class A, 3.13%, 7/16/2029[4]	324,456	325,606
Navient Private Education Loan Trust, Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.602%, 6/25/2031[3]	4,957,464	4,933,123
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust, (continued) Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.523%, 7/16/2040[3,4]	2,596,660	$2,634,763
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.142%, 12/27/2066[3,4]	3,493,510	3,551,373
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.142%, 6/25/2069[3,4]	2,785,407	2,853,813
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	1,133,458	1,138,219
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	6,779,531	6,682,001
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	1,734,854	1,731,831
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, (Cayman Islands) (3 mo. LIBOR US + 1.400%), 1.588%, 4/16/2033[3,4]	4,200,000	4,203,364
OCP CLO Ltd., Series 2020-8RA, Class A1, (Cayman Islands) (3 mo. LIBOR US + 1.220%), 1.440%, 1/17/2032[3,4]	3,500,000	3,499,983
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (Cayman Islands) (3 mo. LIBOR US + 0.960%), 1.144%, 4/16/2031[3,4]	8,000,000	8,001,624
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class BR, (Cayman Islands) (3 mo. LIBOR US + 1.650%), 0%, 7/15/2034[3,4]	3,750,000	3,750,000
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.459%, 2/15/2027[4]	6,533,196	6,738,301
Series 2020-1A, Class A2, 3.101%, 2/15/2028[4]	6,300,000	6,484,160
Series 2020-1A, Class B, 4.037%, 2/15/2028[4]	3,700,000	3,808,908
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[4]	8,543,743	8,698,774
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[4]	3,800,000	3,890,869
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	6,400,000	6,400,759
SMB Private Education Loan Trust, Series 2014-A, Class A3, (1 mo. LIBOR US + 1.500%), 1.573%, 4/15/2032[3,4]	4,545,000	4,587,284
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	3,916,276	4,085,093
Series 2020-B, Class A1A, 1.29%, 7/15/2053[4]	2,351,570	2,359,768
SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/2028[4]	221,462	222,061

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, (continued) Series 2019-3, Class A, 2.90%, 5/25/2028[4]	241,703	$242,965
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032[4]	99,431	100,369
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[4]	387,359	396,124
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,415,496
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,418,526	2,535,339
TCI-Flatiron CLO Ltd., Series 2016- 1A, Class CR2, (Cayman Islands) (3 mo. LIBOR US + 2.200%), 2.390%, 1/17/2032[3,13]	2,500,000	2,507,097
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[4]	6,424,000	6,357,638
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, 10/25/2056[4,12]	657,531	668,088
Series 2017-1, Class A1, 2.75%, 10/25/2056[4,12]	2,039,618	2,070,831
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,12]	1,016,478	1,053,222
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.092%, 10/25/2048[3,4]	2,346,324	2,363,019
Tricon American Homes, Series 2020- SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,533,899
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	2,761,952	2,766,529
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	2,000,000	2,005,788
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[4]	6,459,750	6,422,542
TRP 2021 LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	3,000,000	2,985,401
USQ Rail II LLC, Series 2021-3, Class A, 2.21%, 6/28/2051[4]	6,000,000	6,018,516
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,519,951
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	4,077,333

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $228,236,167)		230,237,920
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,12]	272,776	$276,697
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,12]	189,427	192,297
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	460,113	473,562
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[4]	4,480,000	4,715,071
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO), 1.650%, 10/25/2021[12]	2,274,652	90
Series K017, Class X1 (IO), 1.431%, 12/25/2021[12]	28,913,905	11,311
Series K021, Class X1 (IO), 1.526%, 6/25/2022[12]	15,349,942	117,883
Series K030, Class X1 (IO), 0.385%, 4/25/2023[12]	51,866,276	129,547
Series K032, Class X1 (IO), 0.199%, 5/25/2023[12]	31,060,613	62,093
Series K106, Class X1 (IO), 1.477%, 1/25/2030[12]	53,904,668	5,524,161
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	156,448	156,644
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[4]	81,962,233	92,560
Series 2014-K716, Class B, 3.847%, 8/25/2047[4,12]	1,374,250	1,373,878
Series 2015-K42, Class B, 3.982%, 1/25/2048[4,12]	1,900,000	2,065,635
Series 2015-K43, Class B, 3.860%, 2/25/2048[4,12]	1,500,000	1,626,539
Series 2018-K156, Class B, 4.206%, 7/25/2036[4,12]	4,000,000	3,713,399
Series 2018-K159, Class B, 4.510%, 11/25/2033[4,12]	3,500,000	3,826,550
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class B, (1 mo. LIBOR US + 1.100%), 1.193%, 11/21/2035[3,4]	4,000,000	4,004,829
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/2043[4]	167,963	168,387
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2, 3.00%, 3/25/2043[4,12]	145,413	147,478
Series 2013-2, Class A2, 3.50%, 5/25/2043[4,12]	140,715	143,007
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,12]	388,918	397,669
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,12]	1,243,882	1,304,832

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,12]		373,432	$398,025
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,12]		541,672	574,370
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,12]		2,720,422	2,862,110
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/2043[12]		224,510	225,985
Series 2013-6, Class A2, 3.00%, 5/25/2043[12]		2,119,282	2,143,161
Series 2013-7, Class A2, 3.00%, 6/25/2043[12]		181,990	184,150
Series 2013-8, Class A1, 3.00%, 6/25/2043[12]		233,185	235,988
Series 2020-1, Class A4, 3.50%, 2/25/2050[4,12]		521,524	523,353
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.543%, 11/15/2027[3,4]		1,777,115	1,328,393
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,12]		2,977,948	2,990,236
Toorak Mortgage Corp. Ltd., Series 2019-1, Class A1, 4.535%, 3/25/2022[4,14]		3,096,045	3,109,851
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.123%, 12/15/2033[3,4]		7,000,000	7,004,094
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,12]		151,880	154,253

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Identified Cost $47,511,300)			52,258,088

FOREIGN GOVERNMENT BONDS - 1.9%

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	126,000,000	6,380,464
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		1,800,000	2,032,092
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		4,500,000	4,676,355

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $15,851,185)			13,088,911

MUNICIPAL BONDS - 0.6%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,069,123)		3,905,000	3,980,093
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

MUTUAL FUND - 2.7%

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $20,043,402)	609,000	$19,110,420

U.S. GOVERNMENT AGENCIES - 0.5%

Mortgage-Backed Securities - 0.5%
Fannie Mae Pool #888468, UMBS, 5.50%, 9/1/2021	3	3
Pool #995233, UMBS, 5.50%, 10/1/2021	2	2
Pool #888017, UMBS, 6.00%, 11/1/2021	164	164
Pool #995329, UMBS, 5.50%, 12/1/2021	494	496
Pool #888136, UMBS, 6.00%, 12/1/2021	535	537
Pool #888810, UMBS, 5.50%, 11/1/2022	538	541
Pool #AD0462, UMBS, 5.50%, 10/1/2024	6,035	6,304
Pool #MA0115, UMBS, 4.50%, 7/1/2029	43,087	46,371
Pool #MA1834, UMBS, 4.50%, 2/1/2034	165,364	180,452
Pool #918516, UMBS, 5.50%, 6/1/2037	59,664	68,804
Pool #889624, UMBS, 5.50%, 5/1/2038	105,816	123,240
Pool #995876, UMBS, 6.00%, 11/1/2038	289,300	343,177
Pool #AD0307, UMBS, 5.50%, 1/1/2039	103,706	120,778
Pool #AW5338, UMBS, 4.50%, 6/1/2044	626,664	698,569
Pool #AS3878, UMBS, 4.50%, 11/1/2044	544,123	603,683
Pool #BE7845, UMBS, 4.50%, 2/1/2047	131,913	143,333
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	1,501	1,513
Pool #G12655, 6.00%, 5/1/2022	1,336	1,346
Pool #G12988, 6.00%, 1/1/2023	2,287	2,337
Pool #G13078, 6.00%, 3/1/2023	3,192	3,260
Pool #G13331, 5.50%, 10/1/2023	2,217	2,280
Pool #C91359, 4.50%, 2/1/2031	116,487	127,160
Pool #D98711, 4.50%, 7/1/2031	341,111	372,353
Pool #C91746, 4.50%, 12/1/2033	259,170	282,907
Pool #G07655, 5.50%, 12/1/2035	266,667	308,907
Pool #G04176, 5.50%, 5/1/2038	115,890	135,033
Pool #A78227, 5.50%, 6/1/2038	135,504	157,532
Pool #G05900, 6.00%, 3/1/2040	45,195	53,307
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $3,554,204)		3,784,389

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.9%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[15]
(Identified Cost $27,596,138)	27,596,138	$27,596,138

TOTAL OPTIONS PURCHASED - 0.1%
(Cost $710,195)		694,594
TOTAL INVESTMENTS - 99.2%
(Identified Cost $688,453,585)		696,480,605
OTHER ASSETS, LESS LIABILITIES - 0.8%		5,938,735
NET ASSETS - 100%		$702,419,340

EXCHANGE-TRADED OPTIONS PURCHASED
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT[1] (000)	VALUE
Call
JPY Currency Futures	400	12/03/2021	$93.50	2,100,000	$210,000
Put
EUR Currency Futures	360	12/03/2021	1.15	239	238,500
GBP Currency Futures	375	12/03/2021	134.00	24,609	246,094
					484,594
TOTAL EXCHANGE-TRADED OPTIONS PURCHASED (COST $710,195)					$694,594

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2021
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
156	GBP Currency	CME	September 2021	13,459,875	$(302,210)
TOTAL LONG POSITIONS					$(302,210)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2021
					VALUE/UNREALIZED
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	APPRECIATION/
					(DEPRECIATION)
235	Euro-BTP	EUREX	September 2021	42,190,586	$(443,056)
120	JPY Currency	CME	September 2021	13,510,500	242,506
102	U.S. Treasury Notes (10 Year)	CBOT	September 2021	13,515,000	(44,831)
65	U.S. Ultra Treasury Bonds (10 Year)	CBOT	September 2021	9,568,203	(132,710)
TOTAL SHORT POSITIONS					$(378,091)

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2021
(unaudited)

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

G.O. Bond - General Obligation Bond

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of June 30, 2021.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $434,062,910, which represented 61.8% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on March 10, 2021 and June 24, 2021 at an aggregate cost of $5,955,000. The value of the security at June 30, 2021 was $6,137,649, or 0.9% of the Series’ Net Assets.

6Security is perpetual in nature and has no stated maturity date.

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2021.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on May 6, 2021 at a cost of $3,500,000. The value of the security at June 30, 2021 was $3,529,470, or 0.5% of the Series’ Net Assets.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on June 14, 2021 at a cost of $4,000,000. The value of the security at June 30, 2021 was $3,996,560, or 0.6% of the Series’ Net Assets.

10Issuer filed for bankruptcy and/or is in default of interest payments.

11Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 6, 2017, October 10, 2017 and September 12, 2019 at an aggregate cost of $4,353,936. The value of the security at June 30, 2021 was $587, or less than 0.1% of the Series’ Net Assets.

12Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2021.

13Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on December 22, 2020 at a cost of $2,500,000. The value of the security at June 30, 2021 was $2,507,097, or 0.4% of the Series’ Net Assets.

14Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2021.

15Rate shown is the current yield as of June 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2021 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $688,453,585) (Note 2)	$696,480,605
Cash	3,592,699
Foreign currency, at value (identified cost $1,635,024)	1,755,794
Receivable from investment advisor (Note 3)	1,196
Interest receivable	5,220,945
Deposits at broker for futures contracts	3,993,279
Receivable for fund shares sold	448,949
Futures variation margin receivable	72,750
Receivable for securities sold	12,481
Dividends receivable	1,079
Prepaid and other expenses	34,664

TOTAL ASSETS	711,614,441

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	48,481
Accrued sub-transfer agent fees (Note 3)	13,918
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	4,492
Accrued Chief Compliance Officer service fees (Note 3)	1,451
Directors’ fees payable (Note 3)	113
Payable for securities purchased	8,704,975
Futures variation margin payable	283,314
Payable for fund shares repurchased	68,984
Other payables and accrued expenses	69,373

TOTAL LIABILITIES	9,195,101

TOTAL NET ASSETS	$702,419,340

NET ASSETS CONSIST OF:

Capital stock	$639,804
Additional paid-in-capital	673,386,529
Total distributable earnings (loss)	28,393,007

TOTAL NET ASSETS	$702,419,340

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($22,264,768/2,013,089 shares)	$11.06

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($24,255,953/2,486,839 shares)	$9.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($655,898,619/59,480,516 shares)	$11.03

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest	$11,083,498
Dividends	643,876

Total Investment Income	11,727,374

EXPENSES:

Management fees (Note 3)	1,031,639
Fund accounting and administration fees (Note 3)	71,278
Directors’ fees (Note 3)	42,652
Accrued sub-transfer agent fees (Note 3)	29,837
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	27,098
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	17,689
Miscellaneous	116,356

Total Expenses	1,339,531
Less reduction of expenses (Note 3)	(1,030,760)

Net Expenses	308,771

NET INVESTMENT INCOME	11,418,603

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	14,054,525
Futures contracts	2,636,300
Foreign currency and translation of other assets and liabilities	142,565
16,833,390
Net change in unrealized appreciation (depreciation) on-
Investments	(10,483,405)
Futures contracts	(923,878)
Foreign currency and translation of other assets and liabilities	(26,560)
(11,433,843)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	5,399,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,818,150

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)	FOR THE YEAR ENDED 12/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$11,418,603	$23,743,828
Net realized gain (loss) on investments and foreign currency	16,833,390	6,384,392
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(11,433,843)	13,756,649

Net increase (decrease) from operations	16,818,150	43,884,869

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(214,976)	(530,098)
Class I	(278,428)	(645,381)
Class W	(8,209,411)	(21,495,898)
Total distributions to shareholders	(8,702,815)	(22,671,377)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	20,121,740	(248,841,791)

Net increase (decrease) in net assets	28,237,075	(227,628,299)

NET ASSETS:

Beginning of period	674,182,265	901,810,564

End of period	$702,419,340	$674,182,265

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/21 (UNAUDITED)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.93	$10.44	$10.18	$10.42	$10.33	$10.12
Income from investment operations:
Net investment income[1]	0.15	0.29	0.28	0.26	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.09	0.48	0.23	(0.24)	0.11	0.19
Total from investment operations	0.24	0.77	0.51	0.02	0.33	0.41
Less distributions to shareholders:
From net investment income	(0.11)	(0.28)	(0.25)	(0.25)	(0.23)	(0.20)
From net realized gain on investments	—	(0.00)[2]	—	(0.01)	(0.01)	—
Total distributions to shareholders	(0.11)	(0.28)	(0.25)	(0.26)	(0.24)	(0.20)

Net asset value - End of period	$11.06	$10.93	$10.44	$10.18	$10.42	$10.33
Net assets - End of period (000’s omitted)	$22,265	$20,925	$22,884	$685,649	$770,824	$845,043
Total return[3]	2.19%	7.54%	5.01%	0.20%	3.19%	4.08%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.73% [4]	0.73%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.68% [4]	2.74%	2.80%	2.56%	2.08%	2.18%
Series portfolio turnover	51%	96%	75%	58%	62%	56%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	0.01%	0.01%	0.00% [5]	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/21 (UNAUDITED)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.65	$9.26	$9.09	$9.34	$9.28	$9.12
Income from investment operations:
Net investment income[1]	0.14	0.28	0.28	0.26	0.22	0.23
Net realized and unrealized gain (loss)on investments	0.08	0.42	0.20	(0.22)	0.11	0.16
Total from investment operations	0.22	0.70	0.48	0.04	0.33	0.39
Less distributions to shareholders:
From net investment income	(0.12)	(0.31)	(0.31)	(0.28)	(0.26)	(0.23)
From net realized gain on investments	—	(0.00)[2]	—	(0.01)	(0.01)	—
Total distributions to shareholders	(0.12)	(0.31)	(0.31)	(0.29)	(0.27)	(0.23)

Net asset value - End of period	$9.75	$9.65	$9.26	$9.09	$9.34	$9.28
Net assets - End of period (000’s omitted)	$24,256	$21,687	$19,039	$28,499	$66,543	$49,233
Total return[3]	2.27%	7.74%	5.37%	0.40%	3.52%	4.27%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.50% [4]	0.49%	0.48%	0.50%	0.50%	0.50%
Net investment income	2.92% [4]	2.96%	3.01%	2.75%	2.33%	2.50%
Series portfolio turnover	51%	96%	75%	58%	62%	56%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.00% [4,5]	N/A	0.01%	0.01%	0.00% [5]	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/21 (UNAUDITED)		FOR THE YEAR ENDED 12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.90		$10.41	$10.34
Income from investment operations:
Net investment income[2]	0.18		0.36	0.30
Net realized and unrealized gain (loss) on investments	0.09		0.49	0.12
Total from investment operations	0.27		0.85	0.42
Less distributions to shareholders:
From net investment income	(0.14)		(0.36)	(0.35)
From net realized gain on investments	—		(0.00)[3]	—
Total distributions to shareholders	(0.14)		(0.36)	(0.35)

Net asset value - End of period	$11.03		$10.90	$10.41
Net assets - End of period (000’s omitted)	$655,899		$631,570	$859,888
Total return[4]	2.49%		8.29%	4.10%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6]	0.05%	0.05%	[6]
Net investment income	3.36%	[6]	3.40%	3.44%	[6]
Series portfolio turnover	51%		96%	75%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.32%	[6]	0.32%	0.31%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 4.00%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Energy	$1,288,725	$—	$—	$1,288,725
Preferred securities:
Health Care	2,772,000	2,772,000	—	—
Information Technology	3,123,875	—	3,123,875	—
Debt securities:
Loan Assignments	16,676,215	—	16,676,215	—
U.S. Treasury and other U.S.
Government agencies	3,784,389	—	3,784,389	—
States and political subdivisions
(municipals)	3,980,093	—	3,980,093	—
Corporate debt:
Communication Services	27,741,498	—	27,741,498	—
Consumer Discretionary	20,703,197	—	20,703,197	—
Consumer Staples	2,279,875	—	2,279,875	—
Energy	58,799,859	—	58,799,859	—
Financials	83,688,761	—	83,688,761	—
Industrials	57,254,534	—	57,254,534	—
Information Technology	3,265,876	—	3,265,876	—
Materials	20,793,053	—	20,793,053	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Real Estate	$33,461,092	$—	$33,461,092	$—
Utilities	13,881,492	—	13,881,492	—
Asset-backed securities	230,237,920	—	230,237,920	—
Commercial mortgage-backed securities	52,258,088	—	52,258,088	—
Foreign government bonds	13,088,911	—	13,088,911	—
Mutual fund	19,110,420	19,110,420	—	—
Short-Term Investment	27,596,138	27,596,138	—	—
Options purchased:
Foreign currency exchange contracts	694,594	—	694,594	—
Other financial instruments:*
Foreign currency exchange contracts	242,506	242,506	—	—
Total assets	696,723,111	49,721,064	645,713,322	1,288,725
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(302,210)	(302,210)	—	—
Interest rate contracts	(620,597)	(620,597)	—	—
Total liabilities	(922,807)	(922,807)	—	—
Total	$695,800,304	$48,798,257	$645,713,322	$1,288,725

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2021.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

The following table presents the present value of derivatives held at June 30, 2021 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Foreign currency exchange contracts	Investments in securities, at value[1]	$694,594
Foreign currency exchange contracts	Net unrealized appreciation[2]	$242,506
Derivative	Liabilities Location
Foreign currency exchange contracts	Net unrealized depreciation[2]	$(302,210)
Interest rate contracts	Net unrealized depreciation[2]	$(620,597)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$200,543
Interest rate contracts	Net realized gain (loss) on futures contracts	$2,435,757
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
	Net change in unrealized appreciation (depreciation)
Foreign currency exchange contracts	on investments[3]	$(15,601)
	Net change in unrealized appreciation (depreciation)
Foreign currency exchange contracts	on futures contracts	$(59,704)
	Net change in unrealized appreciation (depreciation)
Interest rate contracts	on futures contracts	$(864,174)

1Includes options purchased at value as reported in the Investment Portfolio.

2Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

3Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

The average month-end balances for the six months ended June 30, 2021 were as follows:

Futures Contracts:
Average number of contracts purchased	1,860
Average number of contracts sold	1,743
Average notional value of contracts purchased	$400,330,226
Average notional value of contracts sold	$352,052,822
Options:
Average number of option contracts purchased	1,135
Average notional value of option contracts purchased	$2,124,847,875

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2021.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2021.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2017 through December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2021, the sub-transfer agency expenses incurred by Class S and Class I were $11,843 and $17,994, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $957,200 in management fees for Class W for the six months ended June 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $244

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

and $73,316 for Class I and Class W shares, respectively, for the six months ended June 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	Total
Class I	$—	$—	$244	$244
Class W	84,567	147,864	73,316	305,747

For the six months ended June 30, 2021, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $371,383,637 and $309,574,908, respectively. Sales of U.S. Government securities, other than short-term securities, were $15,280,157. There were no purchases of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	395,987	$4,354,815	813,870	$8,534,928
Reinvested	17,608	193,625	45,323	481,149
Repurchased	(314,407)	(3,461,996)	(1,136,891)	(11,884,364)
Total	99,188	$1,086,444	(277,698)	$(2,868,287)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,017,855	$29,334,704	844,626	$7,997,823
Reinvested	19,084	185,313	43,160	405,892
Repurchased	(2,796,657)	(27,076,613)	(697,988)	(6,374,607)
Total	240,282	$2,443,404	189,798	$2,029,108

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/21		12/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,722,952	$29,863,584	3,946,934	$41,573,248
Reinvested	710,793	7,792,851	1,940,080	20,442,493
Repurchased	(1,920,768)	(21,064,543)	(30,558,394)	(310,018,353)
Total	1,512,977	$16,591,892	(24,671,380)	$(248,002,612)

Unconstrained Bond Series

Notes to Financial Statements (continued)
(unaudited)

5.	Capital Stock Transactions (continued)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended June 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. For the six months ended June 30, 2021, the Series invested in futures contracts (foreign currency exchange risk and interest rate risk) and options purchased (foreign currency exchange risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2020 were as follows:

Ordinary income	$ 22,671,677

Unconstrained Bond Series

Notes to Financial Statements (continued)
(unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2021, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$688,453,331
Unrealized appreciation	18,908,563
Unrealized depreciation	(11,561,590)
Net unrealized appreciation	$7,346,973

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic and a recent resurgence of COVID-19 has caused a continued time of uncertainty. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. Management of the Series will continue to monitor the impact of COVID-19 on investment performance, financial statements and the Series’ operations.

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Unconstrained Bond Series

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-06/21-SAR

(b)	Not applicable.

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants

Not applicable.

Item 6: Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

Item 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes -Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.

Date: 8/26/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.

Date: 8/26/2021

/s/ Troy M. Statczar
Troy M. Statczar
Treasurer and Principal Financial Officer
Manning & Napier Fund, Inc.

Date: 8/26/2021